Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.6%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/52	6,180	6,842
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	568
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,460
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,990
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,057
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,795	11,853
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,980
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	4,750	4,820
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	170	182
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	500	548
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,349
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	855	960
Alabama GO	5.000%	8/1/27	320	351
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/23	1,000	1,019
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	3,862
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	9,013
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	2,335	2,744
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	11,720	12,198
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	1,165	1,326
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	8,055	8,283
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	589
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,605	5,815
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,765
	Auburn University College & University Revenue	5.000%	6/1/28	385	415
	Auburn University College & University Revenue	4.000%	6/1/41	5,220	5,242
	Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,734
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	268
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	3,595	3,985
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,381
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,295
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	544
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	271
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	269
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,891
[1]	Jefferson County AL Sewer Revenue	5.250%	10/1/48	12,460	12,827
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,500	1,609
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	2,490	2,566
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	16,600	17,746
[2]	Jefferson County AL Sewer Revenue, 7.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,225	10,484
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,367
[1]	University of South Alabama College & University Revenue	4.000%	11/1/36	2,500	2,533
					172,599
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	178
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/52	9,780	10,530
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	15,160
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	15,760	15,302
					41,170
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,168
	Arizona Board of Regents College & University Revenue	5.000%	7/1/40	1,500	1,724
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,275
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,917
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,304
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	404
	Arizona COP, ETM	5.000%	10/1/24	675	705
	Arizona COP, ETM	5.000%	10/1/25	8,420	9,028
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	290
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	311
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,036

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,067
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,456
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	2,904
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	10
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,196
Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	4,430	3,766
Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	6,000	4,893
Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,793
Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,308
Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	824
Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,208
Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,158
Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,188
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,574
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	3,190	3,223
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	536
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	6,210	6,274
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	777
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	373
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	585
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	757
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,912
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	12,415	12,950
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	10,194
Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	16,507
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	4,700	4,806
Maricopa County Community College District GO	5.000%	7/1/23	100	101
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,266
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,570	4,949
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	651
Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,500	3,666
Phoenix AZ GO	4.000%	7/1/24	1,865	1,909
Phoenix AZ GO	4.000%	7/1/25	1,225	1,255
Phoenix AZ GO	5.000%	7/1/26	650	709
Phoenix AZ GO, ETM	4.000%	7/1/24	150	153
Phoenix AZ GO, Prere.	4.000%	7/1/24	875	893
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,955
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	10,000	10,426
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/42	1,000	1,013
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,845	3,992

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	1,895	1,968
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	7,250	7,432
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	15,615	15,993
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,266
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	5,270	5,281
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/41	1,000	1,018
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	7,014
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	1,912
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	202
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	2,787
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	1,000	979
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	10,000	10,728
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	165
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	1,877
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	2,010
Pima AZ Sewer System Revenue County Sewer Revenue	5.000%	7/1/23	2,130	2,153
Pima AZ Sewer System Revenue County Sewer Revenue, ETM	5.000%	7/1/23	920	929
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	296
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	1,710	1,751
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	7,270	7,445
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,470	6,047
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	2,675	3,035
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,045	3,365
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,715	4,309
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	4,000	4,821
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	8,480	8,996
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	3,865	4,070
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	7,000	7,606
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	21
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	6,697
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	8,400	8,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	16,028
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	437
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,170
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	5,415	6,108
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,121
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,106
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,043
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	8,108
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	144
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,044
	University of Arizona College & University Revenue	4.000%	8/1/44	5,310	5,316
					354,983
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	230	225
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,227
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,219
	University of Arkansas College & University Revenue	5.000%	4/1/47	5,000	5,552
					8,223
California (16.7%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,188
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	1,500	760
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	507
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	505
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	3,742
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,500	747
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	28,715	14,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,000	1,930
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,503
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,375
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	504
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	519
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	423
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,065	4,205
[2]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	265
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	95
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	242
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,788
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,319
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,951
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	995
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,609
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	971
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	5,916
	Antelope Valley Community College District GO	3.000%	8/1/50	7,000	5,576
[3]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,101
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	1,955	2,083
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	6,017
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,047
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,800	2,714
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	2,650	2,741
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	5,000	5,104
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,000	5,054
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	19,530	19,576
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	2,150	2,152
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	12,070	9,396
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	11,050	7,712
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	560
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,627
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.940%	4/1/56	1,000	1,000
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	100
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	10
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	140	141
	Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	100
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	385	387
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	280	281
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	16,790	17,316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,965	4,141
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,578
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	2,975	3,533
Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	73
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	877
California Department of Water Resources Water Revenue	5.000%	12/1/23	130	133
California Department of Water Resources Water Revenue	5.000%	12/1/24	125	131
California Department of Water Resources Water Revenue	5.000%	12/1/30	1,000	1,218
California Department of Water Resources Water Revenue	5.000%	12/1/32	3,000	3,630
California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,599
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,685	13,287
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	13,164
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	142
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,727
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	232
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,073
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	6,128
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	160
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,923
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,495	4,308
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,860
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	17,010	21,053
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	340
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	13,864
California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	126
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,052
California GO	5.000%	8/1/23	210	213
California GO	5.000%	8/1/23	125	127
California GO	5.000%	8/1/23	1,015	1,029
California GO	5.000%	8/1/23	755	765
California GO	5.000%	8/1/23	100	101
California GO	5.000%	8/1/23	6,520	6,607
California GO	5.000%	9/1/23	145	147
California GO	5.000%	9/1/23	1,140	1,158
California GO	5.000%	9/1/23	1,535	1,559
California GO	5.000%	9/1/23	130	132
California GO	5.000%	9/1/23	23,000	23,358
California GO	5.000%	9/1/23	4,755	4,829

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/23	300	303
California GO	5.000%	10/1/23	360	366
California GO	5.000%	10/1/23	2,485	2,529
California GO	4.000%	11/1/23	205	208
California GO	5.000%	11/1/23	160	163
California GO	5.000%	11/1/23	385	393
California GO	5.000%	11/1/23	150	153
California GO	5.000%	12/1/23	315	322
California GO	5.000%	12/1/23	575	588
California GO	5.000%	12/1/23	1,100	1,124
California GO	5.000%	2/1/24	200	200
California GO	4.000%	3/1/24	175	178
California GO	5.000%	3/1/24	1,895	1,950
California GO	5.000%	3/1/24	260	268
California GO	5.000%	4/1/24	910	939
California GO	5.000%	4/1/24	1,900	1,960
California GO	5.000%	4/1/24	1,250	1,289
California GO	5.000%	5/1/24	325	336
California GO	5.000%	8/1/24	5,470	5,692
California GO	5.000%	8/1/24	890	926
California GO	5.000%	8/1/24	400	416
California GO	5.000%	8/1/24	2,000	2,081
California GO	5.000%	8/1/24	15	16
California GO	5.000%	8/1/24	625	650
California GO	5.000%	9/1/24	1,010	1,053
California GO	5.000%	9/1/24	2,975	3,103
California GO	5.000%	9/1/24	4,000	4,172
California GO	5.000%	9/1/24	3,000	3,129
California GO	4.000%	10/1/24	1,875	1,927
California GO	5.000%	10/1/24	1,485	1,552
California GO	5.000%	10/1/24	7,275	7,604
California GO	5.000%	10/1/24	100	105
California GO	5.000%	11/1/24	150	157
California GO	5.000%	11/1/24	3,190	3,342
California GO	5.000%	12/1/24	1,250	1,279
California GO	5.000%	12/1/24	6,345	6,490
California GO	5.000%	12/1/24	1,000	1,050
California GO	5.500%	2/1/25	150	160
California GO	5.000%	3/1/25	9,160	9,685
California GO	5.000%	3/1/25	600	634
California GO	5.000%	4/1/25	3,005	3,185
California GO	5.000%	8/1/25	2,380	2,546
California GO	5.000%	8/1/25	2,135	2,284
California GO	5.000%	8/1/25	500	535
California GO	5.000%	8/1/25	265	284
California GO	5.000%	9/1/25	7,895	8,466
California GO	5.000%	9/1/25	400	429
California GO	5.000%	9/1/25	6,310	6,767
California GO	5.000%	9/1/25	2,000	2,145
California GO	5.000%	9/1/25	100	107
California GO	5.000%	9/1/25	4,430	4,751
California GO	5.000%	9/1/25	2,500	2,681
California GO	5.000%	10/1/25	1,110	1,163
California GO	5.000%	10/1/25	735	770
California GO	5.000%	10/1/25	7,810	8,395
California GO	5.000%	10/1/25	5,000	5,374
California GO	5.000%	10/1/25	860	924
California GO	5.000%	10/1/25	3,950	4,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	11/1/25	1,240	1,303
	California GO	5.000%	11/1/25	4,265	4,595
	California GO	5.000%	11/1/25	6,595	7,106
	California GO	5.000%	11/1/25	8,360	9,008
	California GO	5.000%	11/1/25	485	495
	California GO	5.000%	12/1/25	6,115	6,604
	California GO	5.000%	2/1/26	880	880
	California GO	3.000%	3/1/26	2,875	2,913
	California GO	5.000%	3/1/26	15,465	16,389
	California GO	5.000%	3/1/26	980	1,039
	California GO	5.000%	4/1/26	1,680	1,832
	California GO	5.000%	4/1/26	7,365	8,030
	California GO	4.000%	8/1/26	400	426
	California GO	5.000%	8/1/26	1,100	1,210
	California GO	5.000%	8/1/26	20,670	22,730
	California GO	5.000%	8/1/26	900	952
	California GO	5.000%	8/1/26	1,800	1,929
	California GO	5.000%	8/1/26	4,305	4,734
	California GO	5.000%	8/1/26	100	110
	California GO	4.000%	9/1/26	1,985	2,118
	California GO	5.000%	9/1/26	1,825	2,011
	California GO	5.000%	9/1/26	1,580	1,697
	California GO	5.000%	9/1/26	60	66
	California GO	5.000%	9/1/26	1,425	1,570
	California GO	5.000%	9/1/26	2,180	2,402
	California GO	5.000%	10/1/26	5,100	5,122
	California GO	5.000%	10/1/26	455	477
	California GO	5.000%	10/1/26	2,730	3,015
	California GO	5.000%	10/1/26	100	105
	California GO	5.000%	10/1/26	1,735	1,916
	California GO	5.000%	11/1/26	2,020	2,235
	California GO	5.000%	11/1/26	12,015	13,296
	California GO	5.000%	11/1/26	100	105
[5]	California GO	5.000%	2/1/27	3,990	4,442
	California GO	5.000%	2/1/27	275	275
	California GO	5.000%	3/1/27	5,960	6,318
	California GO	5.000%	3/1/27	3,090	3,276
	California GO	5.000%	4/1/27	3,635	4,063
	California GO	5.000%	4/1/27	1,820	2,035
	California GO	5.000%	8/1/27	510	560
	California GO	5.000%	8/1/27	4,790	5,263
	California GO	5.000%	8/1/27	330	354
	California GO	5.000%	8/1/27	150	159
	California GO	5.000%	8/1/27	7,210	8,126
	California GO	5.000%	9/1/27	325	330
	California GO	5.000%	9/1/27	3,330	3,667
	California GO	5.000%	9/1/27	2,175	2,395
	California GO	5.000%	9/1/27	1,070	1,208
	California GO	4.000%	10/1/27	11,175	12,138
	California GO	5.000%	10/1/27	205	206
	California GO	5.000%	10/1/27	170	178
	California GO	5.000%	10/1/27	1,170	1,324
	California GO	5.000%	10/1/27	6,000	6,790
	California GO	5.000%	11/1/27	500	509
	California GO	5.000%	11/1/27	2,065	2,342
	California GO	5.000%	11/1/27	2,025	2,296
	California GO	5.000%	11/1/27	3,680	4,173
	California GO	5.000%	12/1/27	7,540	8,567

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	3.000%	3/1/28	4,370	4,471
California GO	5.000%	3/1/28	3,295	3,491
California GO	5.000%	4/1/28	13,510	15,465
California GO	5.000%	4/1/28	2,155	2,467
California GO	5.000%	8/1/28	4,570	5,022
California GO	5.000%	8/1/28	9,150	10,055
California GO	5.000%	8/1/28	6,070	6,839
California GO	5.000%	8/1/28	530	568
California GO	5.000%	8/1/28	425	479
California GO	5.000%	8/1/28	7,530	8,685
California GO	4.000%	9/1/28	200	213
California GO	4.000%	9/1/28	5	5
California GO	5.000%	9/1/28	1,050	1,065
California GO	5.000%	9/1/28	1,550	1,707
California GO	5.000%	9/1/28	425	456
California GO	5.000%	9/1/28	1,140	1,255
California GO	5.000%	10/1/28	1,000	1,047
California GO	5.000%	10/1/28	930	974
California GO	5.000%	10/1/28	5,000	5,789
California GO	5.000%	10/1/28	22,215	25,718
California GO	5.000%	11/1/28	1,205	1,398
California GO	5.000%	11/1/28	33,895	39,313
California GO	5.000%	12/1/28	9,305	10,812
California GO	5.000%	2/1/29	5,275	5,275
California GO	5.000%	2/1/29	25	25
California GO	5.000%	4/1/29	2,305	2,698
California GO	5.000%	8/1/29	6,525	7,146
California GO	5.000%	8/1/29	190	214
California GO	5.000%	8/1/29	655	701
California GO	5.000%	8/1/29	225	246
California GO	5.000%	8/1/29	1,730	1,828
California GO	5.000%	8/1/29	2,755	3,176
California GO	3.000%	9/1/29	105	106
California GO	4.000%	9/1/29	3,215	3,582
California GO	5.000%	9/1/29	550	604
California GO	5.000%	9/1/29	1,105	1,305
California GO	5.250%	9/1/29	10,000	10,157
California GO	5.000%	10/1/29	250	262
California GO	5.000%	10/1/29	13,880	16,415
California GO	5.000%	10/1/29	5,000	5,020
California GO	5.000%	10/1/29	8,595	9,337
California GO	5.000%	10/1/29	2,980	3,447
California GO	5.000%	10/1/29	5,780	6,836
California GO	5.000%	10/1/29	10,000	11,827
California GO	5.000%	10/1/29	1,245	1,472
California GO	4.000%	11/1/29	40,480	45,203
California GO	5.000%	11/1/29	2,500	2,546
California GO	5.000%	11/1/29	17,940	21,253
California GO	5.000%	11/1/29	12,065	14,293
California GO	5.000%	11/1/29	605	684
California GO	5.000%	11/1/29	2,860	3,388
California GO	5.000%	11/1/29	3,575	4,235
California GO	5.000%	12/1/29	100	102
California GO	5.000%	12/1/29	1,600	1,899
California GO	5.000%	3/1/30	4,450	4,712
California GO	5.000%	3/1/30	2,175	2,591
California GO	5.000%	4/1/30	1,085	1,295
California GO	5.000%	4/1/30	4,795	5,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/30	7,940	8,670
	California GO	5.000%	8/1/30	12,640	14,204
	California GO	5.000%	8/1/30	50	53
	California GO	5.000%	8/1/30	1,150	1,231
	California GO	5.000%	8/1/30	1,600	1,798
	California GO	5.000%	8/1/30	5,135	5,915
	California GO	5.000%	9/1/30	2,450	2,680
	California GO	5.000%	9/1/30	5,520	6,039
	California GO	5.000%	9/1/30	10,200	10,941
	California GO	5.000%	10/1/30	340	356
	California GO	5.000%	10/1/30	7,950	9,397
	California GO	5.000%	10/1/30	5,325	6,157
	California GO	5.000%	10/1/30	13,755	16,584
	California GO	5.000%	11/1/30	1,780	1,812
	California GO	5.000%	11/1/30	50,530	61,025
	California GO	5.000%	11/1/30	4,840	5,845
	California GO	5.000%	12/1/30	950	969
	California GO	5.000%	12/1/30	3,235	3,913
	California GO	5.000%	2/1/31	50	50
	California GO	5.000%	3/1/31	1,010	1,203
	California GO	5.000%	4/1/31	1,405	1,708
	California GO	5.000%	4/1/31	4,310	5,240
	California GO	5.000%	4/1/31	1,050	1,225
	California GO	5.000%	5/1/31	2,220	2,297
	California GO	4.000%	8/1/31	1,000	1,057
	California GO	5.000%	8/1/31	965	1,005
	California GO	5.000%	8/1/31	4,815	5,084
	California GO	3.250%	9/1/31	115	117
	California GO	4.000%	9/1/31	7,090	7,508
	California GO	5.000%	9/1/31	2,200	2,406
	California GO	5.000%	9/1/31	610	619
	California GO	5.000%	9/1/31	4,975	5,440
	California GO	5.000%	9/1/31	1,550	1,899
	California GO	5.000%	10/1/31	340	355
	California GO	5.000%	10/1/31	11,865	13,979
	California GO	5.000%	10/1/31	11,985	14,705
	California GO	5.000%	11/1/31	145	148
	California GO	5.000%	11/1/31	400	452
	California GO	5.000%	11/1/31	500	565
	California GO	5.000%	11/1/31	2,000	2,409
	California GO	5.000%	11/1/31	1,690	1,956
	California GO	5.000%	11/1/31	1,700	2,048
	California GO	5.000%	11/1/31	7,000	8,602
	California GO	5.000%	12/1/31	3,195	3,932
	California GO	5.000%	12/1/31	1,000	1,087
	California GO	5.000%	2/1/32	180	180
	California GO	5.000%	3/1/32	4,180	4,968
	California GO	5.000%	4/1/32	9,130	11,273
	California GO	5.000%	4/1/32	2,585	3,192
	California GO	5.000%	4/1/32	1,000	1,165
	California GO	5.000%	5/1/32	50	52
	California GO	4.000%	8/1/32	8,250	8,687
	California GO	5.000%	8/1/32	2,340	2,436
	California GO	5.000%	8/1/32	250	264
	California GO	5.000%	8/1/32	1,035	1,106
[1]	California GO	5.250%	8/1/32	31,190	38,742
	California GO	5.250%	8/1/32	1,000	1,074
	California GO	4.000%	9/1/32	8,485	8,946

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/32	595	627
California GO	5.000%	9/1/32	2,460	2,687
California GO	5.000%	9/1/32	3,260	3,489
California GO	5.000%	9/1/32	3,430	3,747
California GO	5.000%	9/1/32	9,290	11,554
California GO	5.000%	10/1/32	5,220	6,142
California GO	5.000%	10/1/32	20,250	24,512
California GO	5.000%	10/1/32	9,245	11,299
California GO	5.000%	11/1/32	1,475	1,501
California GO	5.000%	11/1/32	1,285	1,450
California GO	5.000%	11/1/32	11,010	12,700
California GO	5.000%	11/1/32	500	564
California GO	5.000%	2/1/33	13,955	13,955
California GO	5.000%	3/1/33	1,185	1,252
California GO	5.000%	3/1/33	5,000	5,913
California GO	5.000%	3/1/33	1,035	1,224
California GO	5.000%	4/1/33	7,630	7,872
California GO	5.000%	4/1/33	1,000	1,231
California GO	5.000%	4/1/33	3,750	4,692
California GO	5.000%	8/1/33	8,730	9,504
California GO	5.000%	8/1/33	1,400	1,456
California GO	5.000%	8/1/33	3,705	3,903
California GO	5.000%	8/1/33	5,835	6,223
California GO	5.000%	8/1/33	2,285	2,560
California GO	3.000%	9/1/33	1,170	1,175
California GO	3.375%	9/1/33	210	213
California GO	4.000%	9/1/33	500	524
California GO	4.000%	9/1/33	575	603
California GO	5.000%	9/1/33	1,000	1,014
California GO	5.000%	9/1/33	1,355	1,478
California GO	5.000%	9/1/33	1,000	1,238
California GO	5.000%	10/1/33	7,350	7,675
California GO	5.000%	10/1/33	2,720	2,805
California GO	5.000%	11/1/33	350	418
California GO	4.000%	8/1/34	420	430
California GO	5.000%	8/1/34	1,730	1,839
California GO	5.000%	8/1/34	10,485	11,379
California GO	4.000%	9/1/34	355	369
California GO	4.000%	9/1/34	250	260
California GO	5.000%	9/1/34	8,390	9,118
California GO	5.000%	9/1/34	1,225	1,304
California GO	5.000%	9/1/34	3,185	3,461
California GO	5.000%	9/1/34	500	611
California GO	4.000%	10/1/34	5,720	6,118
California GO	4.000%	10/1/34	6,615	7,165
California GO	4.000%	11/1/34	3,275	3,440
California GO	4.000%	11/1/34	1,820	1,964
California GO	5.000%	11/1/34	1,670	1,974
California GO	5.000%	12/1/34	3,570	3,855
California GO	5.000%	12/1/34	11,625	13,755
California GO	5.000%	3/1/35	25,815	30,190
California GO	5.000%	3/1/35	2,020	2,362
California GO	5.000%	4/1/35	4,135	4,256
California GO	5.000%	4/1/35	3,530	4,278
California GO	5.000%	4/1/35	9,685	11,028
California GO	5.000%	8/1/35	965	1,045
California GO	5.000%	8/1/35	1,570	1,628
California GO	5.000%	8/1/35	1,540	1,709

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/35	7,415	7,673
California GO	4.000%	9/1/35	5,000	5,174
California GO	5.000%	9/1/35	5,275	5,718
California GO	5.000%	9/1/35	3,205	3,474
California GO	5.000%	9/1/35	1,995	2,421
California GO	5.000%	9/1/35	7,760	9,417
California GO	3.000%	10/1/35	500	492
California GO	5.000%	10/1/35	1,190	1,278
California GO	4.000%	11/1/35	2,085	2,228
California GO	5.000%	11/1/35	1,155	1,286
California GO	3.750%	12/1/35	70	69
California GO	5.000%	12/1/35	11,865	13,949
California GO	4.000%	3/1/36	7,000	7,414
California GO	5.000%	3/1/36	520	600
California GO	5.000%	8/1/36	9,030	10,129
California GO	5.000%	8/1/36	5,890	6,484
California GO	4.000%	9/1/36	250	258
California GO	5.000%	9/1/36	500	541
California GO	5.000%	9/1/36	2,175	2,606
California GO	5.000%	9/1/36	2,165	2,594
California GO	3.000%	10/1/36	800	775
California GO	4.000%	10/1/36	1,155	1,216
California GO	4.000%	10/1/36	5,940	6,314
California GO	5.000%	11/1/36	6,600	7,429
California GO	5.000%	11/1/36	4,000	4,651
California GO	5.000%	12/1/36	405	471
California GO	5.000%	4/1/37	9,180	9,213
California GO	5.000%	4/1/37	11,805	12,120
California GO	5.000%	4/1/37	1,265	1,430
California GO	5.000%	8/1/37	5,595	6,027
California GO	4.000%	9/1/37	365	365
California GO	4.000%	9/1/37	850	872
California GO	3.000%	10/1/37	1,155	1,094
California GO	4.000%	10/1/37	4,000	4,181
California GO	5.000%	10/1/37	110	114
California GO	5.000%	10/1/37	2,910	3,418
California GO	5.000%	11/1/37	22,705	25,427
California GO	5.000%	11/1/37	2,365	2,603
California GO	5.000%	2/1/38	755	755
California GO	4.000%	3/1/38	8,400	8,772
California GO	5.000%	4/1/38	5,480	6,159
California GO	5.000%	4/1/38	150	154
California GO	4.000%	8/1/38	885	905
California GO	5.000%	8/1/38	1,565	1,684
California GO	5.000%	9/1/39	4,870	5,739
California GO	4.000%	10/1/39	5,455	5,649
California GO	4.000%	10/1/39	6,400	6,514
California GO	5.000%	10/1/39	5,790	5,997
California GO	5.000%	10/1/39	5,685	6,067
California GO	5.000%	10/1/39	3,475	3,924
California GO	5.000%	11/1/39	17,480	19,451
California GO	4.000%	3/1/40	5,000	5,151
California GO	5.000%	9/1/41	2,355	2,709
California GO	5.000%	10/1/41	955	1,093
California GO	4.000%	11/1/41	700	706
California GO	4.000%	4/1/42	1,000	1,029
California GO	5.000%	4/1/42	11,410	12,363
California GO	5.000%	4/1/42	1,500	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	9/1/42	1,690	1,740
	California GO	5.000%	9/1/42	4,105	4,760
	California GO	5.000%	2/1/43	14,910	14,910
	California GO	5.000%	4/1/43	19,105	19,163
	California GO	2.250%	11/1/43	210	153
	California GO	4.875%	11/1/43	265	267
	California GO	4.500%	12/1/43	825	830
	California GO	5.000%	12/1/43	5,940	6,031
	California GO	5.000%	5/1/44	1,000	1,024
	California GO	4.000%	10/1/44	5,220	5,263
	California GO	4.000%	11/1/44	220	220
	California GO	5.000%	3/1/45	3,600	3,733
	California GO	3.250%	4/1/45	5,000	4,553
	California GO	5.000%	9/1/45	2,660	2,832
	California GO	4.000%	11/1/45	11,350	11,380
	California GO	4.000%	3/1/46	3,000	3,041
	California GO	3.000%	9/1/46	360	308
	California GO	5.000%	9/1/46	500	532
	California GO	2.375%	10/1/46	3,000	2,127
	California GO	5.000%	4/1/47	2,000	2,279
	California GO	5.250%	9/1/47	11,725	13,709
	California GO	5.000%	10/1/47	6,885	7,268
	California GO	5.000%	11/1/47	16,600	17,886
	California GO	5.000%	4/1/49	500	548
	California GO	3.000%	10/1/49	1,250	1,045
	California GO	4.000%	3/1/50	3,000	3,025
	California GO	4.000%	11/1/50	11,900	11,893
	California GO	3.000%	4/1/52	5,000	4,096
	California GO	4.250%	9/1/52	4,485	4,606
	California GO	5.000%	9/1/52	2,620	2,981
	California GO, Prere.	4.500%	12/1/23	80	81
	California GO, Prere.	5.000%	12/1/23	590	603
	California GO, Prere.	5.000%	10/1/35	60	65
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,654
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	54
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	480
[6]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,455	1,555
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	121
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,727
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,000	5,684
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	3,025	3,347
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,434
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,466
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	800
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	306
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	107
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	225
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,519
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,756
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	10,851
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,065
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	663
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,623
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	8/1/44	1,500	1,634
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,188
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,877
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,870
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,677
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	350	352
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,583
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	715	728
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,135
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	998
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,185
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,174
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,638
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,062
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,210
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	489
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	330
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	8,195	8,272
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,461

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	221
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	106
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	237
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	673
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	107
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,153
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	115
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,697
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	5,305	5,353
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,243
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	250
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	565
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	6,004
California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	136
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,765	4,609
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,441
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,196
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,431
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,876
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,806
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,454
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	15,975
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	11,490	11,523
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	6,965	6,922
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	927
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	113
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	307
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	153
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	10,000	10,535
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	1,965	2,012

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	23,860	24,268
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	132
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	52
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	53
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	66
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	225
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	210	242
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	3,000	2,984
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	6,860	7,696
California State University College & University Revenue	5.000%	11/1/23	100	102
California State University College & University Revenue	5.000%	11/1/23	100	102
California State University College & University Revenue	5.000%	11/1/25	1,915	2,065
California State University College & University Revenue	5.000%	11/1/26	170	184
California State University College & University Revenue	5.000%	11/1/30	100	109
California State University College & University Revenue	5.000%	11/1/30	6,000	6,472
California State University College & University Revenue	5.000%	11/1/31	13,590	14,648
California State University College & University Revenue	5.000%	11/1/31	1,465	1,600
California State University College & University Revenue	5.000%	11/1/32	4,560	4,907
California State University College & University Revenue	4.000%	11/1/34	125	130
California State University College & University Revenue	4.000%	11/1/34	8,585	8,866
California State University College & University Revenue	5.000%	11/1/34	105	116
California State University College & University Revenue	4.000%	11/1/35	2,095	2,162
California State University College & University Revenue	5.000%	11/1/35	375	411
California State University College & University Revenue	3.125%	11/1/36	535	526
California State University College & University Revenue	5.000%	11/1/36	1,175	1,282
California State University College & University Revenue	4.000%	11/1/37	375	384
California State University College & University Revenue	5.000%	11/1/37	180	191
California State University College & University Revenue	5.000%	11/1/37	110	120
California State University College & University Revenue	4.000%	11/1/38	3,940	3,999
California State University College & University Revenue	5.000%	11/1/38	3,285	3,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/41	2,000	2,121
	California State University College & University Revenue	5.000%	11/1/42	10,210	10,978
	California State University College & University Revenue	4.000%	11/1/43	8,200	8,251
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,273
	California State University College & University Revenue	5.000%	11/1/43	1,525	1,674
	California State University College & University Revenue	5.000%	11/1/47	675	721
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,222
	California State University College & University Revenue	5.000%	11/1/48	2,500	2,724
	California State University College & University Revenue	5.000%	11/1/49	1,750	1,918
	California State University College & University Revenue PUT	4.000%	11/1/23	1,875	1,881
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,232
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	723
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	293
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	136
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	932
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	157
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	105
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	665
	California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	14,022
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,896
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	42
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,157
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	7,000	7,100
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	414
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,967
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	300
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	112
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,273
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,793
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,756
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,943
	Chino Valley Unified School District GO	5.000%	8/1/55	15,260	16,769
	Clovis Unified School District GO	4.000%	8/1/40	85	86
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,310
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	68
	Coast Community College District GO	0.000%	8/1/41	10,210	4,916
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	126
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,065
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,710	2,900
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	425
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	182
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	337
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	3,793
	Cypress School District GO	0.000%	8/1/40	250	116
	Desert Community College District GO	4.000%	8/1/39	1,350	1,376
	Desert Community College District GO	4.000%	8/1/51	4,890	4,876
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,930
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	373
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	96
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,855
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,326
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,500	3,904
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,399
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	561
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	13,264
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,371
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	157
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,906
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	139
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	151
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	286
	El Monte Union High School District GO	0.000%	6/1/44	3,100	1,285
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,250
	El Monte Union High School District GO	0.000%	6/1/46	2,765	1,039
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	5,006
[6,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	406
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	702
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,937
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,966
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,937
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,467
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,581
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	187
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,040	928
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,684
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	29,815	30,842
	Foster City CA GO	2.250%	8/1/50	1,000	671
	Fremont Union High School District GO	4.000%	8/1/40	725	730
	Fremont Union High School District GO	4.000%	8/1/44	15,000	15,052
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,379
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	466
	Fresno Unified School District GO	4.000%	8/1/41	500	504
	Fresno Unified School District GO	4.000%	8/1/55	4,000	4,003
[3]	Fresno Unified School District GO, BAM	3.000%	8/1/51	3,960	3,119
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	870	877
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	275	279
	Glendale Community College District GO	4.000%	8/1/50	7,000	7,000
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	155	156
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	1,240	1,251
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	501
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	482
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,509
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	3,019
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	2,014
[3]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,852
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,164
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	515
	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,569
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	5,077
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,822
	Kern Community College District GO	3.000%	8/1/46	2,440	2,002
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	10,032
	Long Beach Unified School District GO	0.000%	8/1/32	100	69
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,352
	Long Beach Unified School District GO	4.000%	8/1/45	350	351

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	5.000%	8/1/23	190	193
Los Angeles CA Community College District GO	5.000%	8/1/23	515	522
Los Angeles CA Community College District GO	5.000%	8/1/24	400	417
Los Angeles CA Community College District GO	5.000%	8/1/24	1,600	1,667
Los Angeles CA Community College District GO	4.000%	8/1/34	1,500	1,580
Los Angeles CA Community College District GO	5.000%	8/1/36	100	108
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,029
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,508
Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	15,293
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,111
Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,562
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	334
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	221
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,874
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	286
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	364
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,244
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,612
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	2,955	3,076
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	713
Los Angeles CA General Fund Revenue	4.000%	6/29/23	25,045	25,212
Los Angeles CA Unified School District GO	5.000%	7/1/23	795	803
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	384
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,299
Los Angeles CA Unified School District GO	5.000%	7/1/23	210	212
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/23	150	152
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,688
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,434
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,415
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	364
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	208
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,805
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,112
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,137
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	598
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,769
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	155
Los Angeles CA Unified School District GO	5.000%	7/1/26	9,130	10,028
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,819
Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,976
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,746
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,412
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,610	1,814
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	286
Los Angeles CA Unified School District GO	5.000%	7/1/28	27,620	28,751
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	396
Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,810
Los Angeles CA Unified School District GO	5.000%	7/1/30	345	378
Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,593

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	455
Los Angeles CA Unified School District GO	3.000%	7/1/31	2,660	2,688
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	970
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	1,008
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,736
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,135
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,247
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,100
Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,249
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,078
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,270
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,204
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,219
Los Angeles CA Unified School District GO	5.250%	7/1/42	51,995	57,017
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,050	1,550
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	308
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	646
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,426
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,299
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	260
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,408
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,408
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,623
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	394
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	258
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,295
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	2,170	2,379
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,227
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,755	3,015
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,773
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,165	2,597
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,043
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,160
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	14,530
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	650	763
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	10,000	10,662
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,160
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	211

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,175	1,352
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,366
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,065	1,164
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	2,877
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,088
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	9,815	10,748
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,135	1,170
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,687
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	6,994
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,519
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	4,092
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	7,052
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	3,220
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	1,951
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	404
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	142
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,178
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,045	4,807
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,220
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,665	5,448
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,288
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,208
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,087
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,070	1,146
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,255	10,312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	1,700	1,893
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,000	4,326
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,870	6,239
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	645	708
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,812
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	245	286
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,848
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,355
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	130	150
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	245	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	515	583
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	6,505	7,462
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,212
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,145
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,030	5,730
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,540
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,638
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,785	1,988
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,609
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	8,850	10,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	6,237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	4,417
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,200	9,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,165	4,614
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,815	5,410
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	225
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	104
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	130
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	156
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	7,500	7,578
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	7,180	7,254
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,166

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,616
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	11,675	11,794
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	133
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,870	6,939
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,220
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,675	1,736
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,051
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,628
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,561
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	956
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,496
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	262
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,587
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,122
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	281
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	19,080	20,594
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,068
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,517
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,121
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,825
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	8,455	8,993
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,627
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,573
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,846
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/47	8,500	9,649
Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/52	12,725	14,341
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,629
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,338
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,556
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,876
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,755
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,470	1,659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,800	4,085
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,150	1,260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,286
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,906
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	15,680	17,703
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,445	3,744
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	11,885	12,000
	Los Angeles Department of Water Revenue	5.000%	7/1/50	2,185	2,419
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,259
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	172
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	636
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	166
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,910
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	259
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	901
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	928
	Los Angeles Unified School District GO	5.000%	7/1/26	1,470	1,615
	Los Angeles Unified School District GO	5.000%	7/1/27	1,050	1,183
	Los Angeles Unified School District GO	5.000%	7/1/28	370	406
	Los Angeles Unified School District GO	5.250%	7/1/47	7,750	8,972
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,260
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,528
[7]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,674
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,135
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	192
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	6,500	6,820
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,220	1,417
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,000	1,236
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,125
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,610
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,793
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	100	107
[7]	Moreno Valley Unified School District GO	0.000%	8/1/25	4,025	3,763
	Mount San Antonio Community College District GO	0.000%	8/1/45	5,670	2,217
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	7,558
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	140
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	3,010	3,024
[8]	New Haven Unified School District GO	0.000%	8/1/33	325	235
[8]	New Haven Unified School District GO	0.000%	8/1/34	495	342
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	210
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	251
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	406
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	534
[8]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	279
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,033
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	129
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	6,685	6,792
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	590	631
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,823
	Orange County Water District COP	2.000%	8/15/23	2,765	2,759
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	90
	Paramount Unified School District GO	0.000%	8/1/42	3,000	1,244
	Pasadena Area Community College District COP	4.000%	8/1/51	13,780	13,740
	Pasadena Unified School District GO	5.000%	8/1/26	10	11
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/51	1,400	1,565
	Peralta Community College District GO	4.000%	8/1/39	350	352
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,115	1,118
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	155
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	7,515
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	385
	Poway Unified School District GO	0.000%	8/1/32	130	98
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,559
	Poway Unified School District GO	0.000%	8/1/40	10,650	5,356
	Poway Unified School District GO	0.000%	8/1/46	7,250	2,556
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	565	569
	Rio Hondo Community College District GO	0.000%	8/1/43	5,000	1,967
	Rio Hondo Community College District GO	0.000%	8/1/44	5,000	1,861
	Rio Hondo Community College District GO	0.000%	8/1/45	5,000	1,763
	Rio Hondo Community College District GO	0.000%	8/1/46	5,000	1,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,171
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	335
	Riverside Community College District GO, Prere.	5.000%	8/1/24	230	239
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	32
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,535	2,746
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,625	2,655
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,592
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	556
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,100
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,043
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,880
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	5,069
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	11,565	11,676
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,906
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	7,144
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/30	6,515	5,222
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	568
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,372
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,888
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	431
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	659
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	400
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,373
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	552
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,804
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	172
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,331
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	11,745	11,798
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	5,302
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	1,917
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,060	7,652
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,060	1,139
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	181
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,905	7,232
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,611
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	2,450	2,349
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,438
	San Diego CA Unified School District GO	5.000%	7/1/26	150	161
	San Diego CA Unified School District GO	5.000%	7/1/28	100	107
	San Diego CA Unified School District GO	4.000%	7/1/29	100	106
	San Diego CA Unified School District GO	0.000%	7/1/31	170	136
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,013
	San Diego CA Unified School District GO	4.000%	7/1/32	500	524
	San Diego CA Unified School District GO	4.000%	7/1/33	250	262
	San Diego CA Unified School District GO	0.000%	7/1/35	295	182
	San Diego CA Unified School District GO	0.000%	7/1/35	775	515
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,209
	San Diego CA Unified School District GO	0.000%	7/1/36	340	213
	San Diego CA Unified School District GO	0.000%	7/1/36	895	562
	San Diego CA Unified School District GO	0.000%	7/1/37	375	223
	San Diego CA Unified School District GO	0.000%	7/1/38	170	96
	San Diego CA Unified School District GO	0.000%	7/1/39	100	54
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,100
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,683
	San Diego CA Unified School District GO	3.125%	7/1/42	2,125	1,874
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	522
	San Diego CA Unified School District GO	0.000%	7/1/45	775	310
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,314
	San Diego CA Unified School District GO	2.250%	7/1/45	100	70
	San Diego CA Unified School District GO	4.000%	7/1/45	545	546
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,126
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,170
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,404
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	3,427
	San Diego CA Unified School District GO	0.000%	7/1/49	735	243
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	3,993
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	190
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,795	1,376
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,250	14,253
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,114
	San Diego CA Unified School District GO, Prere.	4.000%	7/1/23	10,000	10,069
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	1,115	1,127
	San Diego Community College District GO	5.000%	8/1/27	100	110
	San Diego Community College District GO	5.000%	8/1/28	100	110
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,370	1,388
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	240
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,442
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	110
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,975	2,175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,836
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,304
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	248
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	1,005	996
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,730
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,554
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	2,000	2,149
San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	125	126
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	21,513
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	478
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	593
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	8,100	9,099
San Diego County Water Authority Water Revenue	5.000%	5/1/28	5,500	6,309
San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,075	1,203
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,130	2,163
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,672
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,175	2,399
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	6,000	6,748
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	416
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	104
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	220
San Diego Unified School District GO	5.000%	7/1/23	26,180	26,496
San Diego Unified School District GO	5.000%	7/1/23	30,400	30,767
San Diego Unified School District GO	5.000%	7/1/24	1,360	1,415
San Diego Unified School District GO	5.000%	7/1/24	1,955	2,033
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	238
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	531
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,559
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,041
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,679
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	675	728
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,000	812
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	4,272
San Francisco CA City & County COP	5.000%	4/1/28	500	537
San Francisco CA City & County COP	4.000%	4/1/45	405	405
San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,207
San Francisco CA City & County GO	5.000%	6/15/28	1,250	1,443
San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,689
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,578
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	750	831
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,370	1,509
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,199
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	593
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,386
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	103
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,000	1,054
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,315	1,332
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,490	1,492
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,327
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/32	1,390	1,573
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	475
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	165
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,261
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	578
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	16,145	16,203
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,830
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	11,260
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	18,953
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	135
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,400	2,400
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	273
	San Francisco Community College District GO	4.000%	6/15/45	550	550
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	9,786
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	206
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	165	175
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	14,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	547
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	196
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	110
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,725
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	60,000	63,248
	San Jose CA GO	5.000%	9/1/45	10,000	10,947
	San Jose CA GO	5.000%	9/1/47	15,820	17,276
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,826
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	3,000	3,445
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	3,000	3,422
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	721
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	169
	San Marcos Unified School District GO	0.000%	8/1/32	150	114
	San Marcos Unified School District GO	0.000%	8/1/51	100	31
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	5,481
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	1,855	1,985
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,129
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	10,000	8,029
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	1,000	681
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,024
	San Mateo Union High School District GO	4.000%	9/1/34	800	839
[1]	Sanger Unified School District COP	5.000%	6/1/49	1,000	1,042
[1]	Sanger Unified School District COP	5.000%	6/1/52	1,000	1,003
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	121
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	287
	Santa Clara County CA GO	3.250%	8/1/39	645	617
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,144
	Santa Monica Community College District GO	5.000%	8/1/43	1,500	1,645
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	176
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,482
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	306
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,281
	Southwestern Community College District GO	0.000%	8/1/46	320	116
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,511
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,764
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	680
	Torrance Unified School District GO	0.000%	8/1/34	4,300	2,541
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	123
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,163
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	36
	University of California College & University Revenue	5.000%	5/15/23	725	731
[9]	University of California College & University Revenue	5.000%	5/15/24	10,575	10,929
	University of California College & University Revenue	5.000%	5/15/25	380	404
	University of California College & University Revenue	5.000%	5/15/25	15	16
[9]	University of California College & University Revenue	5.000%	5/15/26	10,920	11,926
	University of California College & University Revenue	5.000%	5/15/27	110	117
[9]	University of California College & University Revenue	5.000%	5/15/27	11,990	13,431
	University of California College & University Revenue	5.000%	5/15/28	100	107
	University of California College & University Revenue	5.000%	5/15/29	875	882
	University of California College & University Revenue	5.000%	5/15/29	670	715
[9]	University of California College & University Revenue	5.000%	5/15/31	3,545	4,333
	University of California College & University Revenue	4.000%	5/15/32	13,345	13,409
	University of California College & University Revenue	5.000%	5/15/32	11,610	11,695
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,064
	University of California College & University Revenue	5.000%	5/15/32	2,500	3,093
[9]	University of California College & University Revenue	5.000%	5/15/32	3,000	3,727
	University of California College & University Revenue	5.000%	5/15/33	700	705
	University of California College & University Revenue	5.000%	5/15/33	1,650	1,884
	University of California College & University Revenue	5.000%	5/15/34	21,845	21,997
	University of California College & University Revenue	5.000%	5/15/35	4,420	4,782
	University of California College & University Revenue	4.000%	5/15/36	875	906
	University of California College & University Revenue	5.000%	5/15/36	3,875	4,268
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,059
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,637
	University of California College & University Revenue	5.000%	5/15/39	355	358
	University of California College & University Revenue	5.000%	5/15/39	1,255	1,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,173
	University of California College & University Revenue	4.000%	5/15/40	2,500	2,587
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,203
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,176
	University of California College & University Revenue	5.000%	5/15/41	2,385	2,695
	University of California College & University Revenue	5.000%	5/15/42	27,695	29,866
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,126
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,152
	University of California College & University Revenue	5.000%	5/15/43	18,920	20,656
	University of California College & University Revenue	5.000%	5/15/44	23,345	23,912
	University of California College & University Revenue	5.250%	5/15/44	3,520	3,617
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,456
	University of California College & University Revenue	4.000%	5/15/46	2,015	2,045
	University of California College & University Revenue	5.000%	5/15/46	7,865	8,313
	University of California College & University Revenue	4.000%	5/15/47	560	561
	University of California College & University Revenue	4.000%	5/15/47	8,650	8,737
	University of California College & University Revenue	5.000%	5/15/47	26,170	28,003
	University of California College & University Revenue	5.000%	5/15/47	475	509
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,413
	University of California College & University Revenue	4.000%	5/15/48	7,405	7,418
	University of California College & University Revenue	5.000%	5/15/48	9,185	9,923
	University of California College & University Revenue	5.000%	5/15/48	4,255	4,588
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,119
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,504
	University of California College & University Revenue	3.000%	5/15/51	5,000	3,968
	University of California College & University Revenue	4.000%	5/15/51	10,000	10,004
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,083
[3]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,827
	University of California College & University Revenue	5.000%	5/15/52	10,000	10,657
	University of California College & University Revenue	5.000%	5/15/52	10,000	11,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.250%	5/15/58	725	787
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	3,650	3,910
	University of California College & University Revenue PUT	5.000%	5/15/23	1,745	1,758
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	524
	Upland Unified School District GO	0.000%	8/1/50	100	30
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,642
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,053
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,736
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	174
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,789
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	674
[1]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,867
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,217
	Westside Union School District GO	0.000%	8/1/40	355	169
	Westside Union School District GO	0.000%	8/1/45	265	100
	William S Hart Union High School District GO	0.000%	8/1/33	850	606
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	942
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	131
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	375	378
[2]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	932
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	236
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,178
					4,601,371
Colorado (1.7%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,350	2,464
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,520	8,287
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	9,137
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,346
	Adams 12 Five Star Schools GO	5.000%	12/15/33	3,000	3,285
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	325
	Adams 12 Five Star Schools GO	5.000%	12/15/36	5,000	5,399
	Adams County CO COP	4.000%	12/1/45	280	279
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,316
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,065	1,167
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,824
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,926
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,875
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,385
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	29,890	34,864
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	19,000	18,652
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	8,066
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	184
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	74
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	20,000	22,554
	Broomfield City & County CO Water Revenue	4.000%	12/1/46	2,650	2,678
[3]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	4,473
	Colorado COP	5.000%	12/15/30	2,415	2,769
	Colorado COP	5.000%	12/15/31	3,220	3,821
	Colorado COP	5.000%	3/15/32	55	60
	Colorado COP	4.000%	12/15/34	75	80
	Colorado COP	4.000%	12/15/35	5,805	6,106
	Colorado COP	4.000%	12/15/35	6,025	6,372
	Colorado COP	4.000%	12/15/36	8,705	8,992
	Colorado COP	4.000%	12/15/37	310	321
	Colorado COP	4.000%	12/15/38	840	860
	Colorado COP	4.000%	12/15/38	6,000	6,161
	Colorado COP	6.000%	12/15/38	2,110	2,628
	Colorado COP	6.000%	12/15/39	5,000	6,197
	Colorado COP	4.000%	12/15/40	3,640	3,702
	Colorado COP	6.000%	12/15/40	5,000	6,164
	Colorado COP	6.000%	12/15/41	2,860	3,507
	Colorado COP	5.250%	3/15/42	5,945	6,364
	Colorado COP	4.000%	3/15/45	5,255	5,243
	Colorado COP	4.000%	3/15/46	7,000	6,951
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	806
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	433
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,124
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,456
	Colorado Lease Appropriation COP	4.000%	3/15/38	3,600	3,692
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	728
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	644
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	670
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	777
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	851
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	591
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	586
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	580
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	51
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	6,656
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	13,200	13,016
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	11,000	12,670
	Colorado Springs CO Utilities System Multiple Utility Water Revenue	5.000%	11/15/25	1,100	1,183
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,012
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,650	3,923
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,054
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	6,048
	Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	4,795
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,547
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	202
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	344
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	2,110	2,113
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,602
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	10,115
	Denver CO City & County GO	5.000%	8/1/27	3,350	3,767
	Denver CO City & County GO	5.000%	8/1/28	3,425	3,941
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,235
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,120
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,726
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,643
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,307
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,244
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,854
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/42	5,000	5,286
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	569
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	12,560	12,581
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	10,775	10,597
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	79
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,526
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	627
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	156
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	149
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	563
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,851
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	292
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,841
[4]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.231%	9/1/39	600	597
[7]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,039
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,194
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	102
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,156
	Northern Colorado Water Conservancy District COP	5.250%	7/1/52	2,100	2,336
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,210
	Regional Transportation District COP	4.000%	6/1/40	415	417
	Regional Transportation District COP, Prere.	4.375%	6/1/23	1,400	1,408
	Regional Transportation District COP, Prere.	4.500%	6/1/23	4,375	4,403
	Regional Transportation District COP, Prere.	5.000%	6/1/23	11,940	12,036
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	163
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	117
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	161
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	75
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	101
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	2,895
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	228
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	744
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	24,555	25,944
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,077
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	126
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	171
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	273
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	17,315	19,179
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	5,057
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,395
					466,430
Connecticut (1.7%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,000	1,055
	Connecticut GO	5.000%	5/15/23	300	302
	Connecticut GO	5.000%	7/15/23	250	253
	Connecticut GO	5.000%	9/15/23	5,830	5,924

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	10/15/23	650	662
Connecticut GO	5.000%	11/15/23	2,090	2,133
Connecticut GO	3.000%	1/15/24	8,100	8,148
Connecticut GO	5.000%	3/15/24	410	422
Connecticut GO	5.000%	4/15/24	1,080	1,114
Connecticut GO	5.000%	5/15/24	6,050	6,253
Connecticut GO	4.000%	6/15/24	220	225
Connecticut GO	5.000%	7/15/24	1,485	1,541
Connecticut GO	5.000%	7/15/24	1,400	1,453
Connecticut GO	5.000%	8/15/24	1,050	1,065
Connecticut GO	5.000%	9/15/24	435	453
Connecticut GO	5.000%	10/15/24	120	122
Connecticut GO	5.000%	4/15/25	1,325	1,401
Connecticut GO	5.000%	5/15/25	1,110	1,176
Connecticut GO	5.000%	6/15/25	820	871
Connecticut GO	5.000%	9/15/25	1,660	1,775
Connecticut GO	5.000%	10/15/25	5,160	5,530
Connecticut GO	5.000%	10/15/25	155	158
Connecticut GO	5.000%	11/15/25	650	698
Connecticut GO	5.000%	1/15/26	1,195	1,290
Connecticut GO	5.000%	5/15/26	980	1,066
Connecticut GO	5.000%	6/15/26	1,660	1,763
Connecticut GO	5.000%	9/15/26	175	192
Connecticut GO	5.000%	10/15/26	725	797
Connecticut GO	5.000%	10/15/26	2,425	2,470
Connecticut GO	5.000%	11/15/26	1,400	1,501
Connecticut GO	5.000%	1/15/27	2,205	2,437
Connecticut GO	5.000%	4/15/27	2,755	3,062
Connecticut GO	5.000%	4/15/27	2,000	2,223
Connecticut GO	5.000%	5/15/27	520	565
Connecticut GO	5.000%	6/15/27	850	903
Connecticut GO	5.000%	8/15/27	500	547
Connecticut GO	5.000%	9/15/27	165	185
Connecticut GO	5.000%	10/15/27	220	224
Connecticut GO	5.000%	11/15/27	1,895	2,033
Connecticut GO	4.000%	1/15/28	4,885	5,253
Connecticut GO	5.000%	4/15/28	1,000	1,134
Connecticut GO	5.000%	4/15/28	1,250	1,417
Connecticut GO	5.000%	9/15/28	190	217
Connecticut GO	5.000%	11/15/28	470	504
Connecticut GO	5.000%	4/15/29	300	332
Connecticut GO	5.000%	6/15/29	1,300	1,381
Connecticut GO	4.000%	1/15/30	960	1,058
Connecticut GO	5.000%	4/15/30	1,320	1,518
Connecticut GO	5.000%	9/15/30	230	272
Connecticut GO	4.000%	1/15/31	7,000	7,806
Connecticut GO	4.000%	1/15/31	1,325	1,477
Connecticut GO	5.000%	9/15/31	1,000	1,196
Connecticut GO	3.000%	1/15/32	8,575	8,632
Connecticut GO	4.000%	1/15/32	725	817
Connecticut GO	4.000%	3/1/32	8,825	8,972
Connecticut GO	5.000%	4/15/32	175	193
Connecticut GO	5.000%	6/15/32	1,500	1,588
Connecticut GO	5.000%	8/15/32	10,000	10,136
Connecticut GO	5.000%	11/15/32	125	134
Connecticut GO	3.000%	1/15/33	1,210	1,211
Connecticut GO	4.000%	1/15/33	3,000	3,343
Connecticut GO	5.000%	4/15/33	100	110

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	10/15/33	2,800	3,046
Connecticut GO	3.000%	1/15/34	2,275	2,261
Connecticut GO	4.000%	1/15/34	2,075	2,294
Connecticut GO	4.000%	6/15/34	3,000	3,088
Connecticut GO	5.000%	10/15/34	100	108
Connecticut GO	5.000%	11/15/34	1,000	1,063
Connecticut GO	5.000%	11/15/35	5,000	5,294
Connecticut GO	3.000%	1/15/36	5,595	5,298
Connecticut GO	4.000%	1/15/36	3,690	3,929
Connecticut GO	4.000%	6/1/36	1,250	1,314
Connecticut GO	4.000%	1/15/37	3,805	3,993
Connecticut GO	4.000%	1/15/37	10,000	10,395
Connecticut GO	3.000%	1/15/38	3,375	3,103
Connecticut GO	4.000%	1/15/38	300	309
Connecticut GO	3.000%	6/1/38	1,000	919
Connecticut GO	4.000%	1/15/39	1,000	1,024
Connecticut GO	3.000%	1/15/40	2,750	2,431
Connecticut GO	5.000%	11/15/40	2,000	2,258
Connecticut GO	2.000%	1/15/41	1,835	1,278
Connecticut GO	3.000%	1/15/41	6,260	5,410
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	243
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	102
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,480
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	4,000	4,096
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	276
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	300
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,350	1,431
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	530
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,145
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	294
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,042
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,795
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,060	7,572
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	219
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	537
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	3,205	3,264
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,111
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,000	2,227
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,810	5,133
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,578
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,886
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,320
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,025	1,168
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,250	1,429
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,380	2,537
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	985	1,080
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,335	3,878
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,895	4,530
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	4,259
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	156
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	178
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,051
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	7,950	8,694
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	229
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,840	4,326
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,000	2,415
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,000	3,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	435
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	5,565	5,790
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	5,200	5,948
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	24,050	24,472
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,390	1,635
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,130	3,750
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	475	503
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,638
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	1,250	1,424
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,227
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	148
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,004
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,382
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/34	4,500	5,019
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,549
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,115	2,227
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,365
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	7,122
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,773
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,000	1,192
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,767
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	2,710	2,790
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	670	786
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,620	1,711
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,754
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	5,000	5,459
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,415	6,692
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,327
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,000	2,326
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,310	2,409
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	1,500	1,631
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,836
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	425
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,147
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,610
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	439
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	559
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	3,725	3,811
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,645	8,637
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,489
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,444
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,850
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	2,620	2,334
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,587
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	3,050	3,049
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,873
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,135	1,093
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	5,810	6,599
	Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Connecticut College & University Revenue	5.000%	3/15/32	3,825	4,115
University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,332
University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,201
University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,556
				480,457
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,835	2,866
Delaware GO	5.000%	3/1/29	2,000	2,331
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,212
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	13,525	13,606
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	2,157
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	22,855	23,376
University of Delaware College & University Revenue	5.000%	11/1/40	500	597
University of Delaware College & University Revenue	5.000%	11/1/41	755	905
University of Delaware College & University Revenue	5.000%	11/1/42	750	905
University of Delaware College & University Revenue	5.000%	11/1/43	485	586
University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,473
University of Delaware College & University Revenue	5.000%	11/1/45	500	606
				54,620
District of Columbia (1.5%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,676
District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,690
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,527
District of Columbia College & University Revenue	5.000%	4/1/34	270	291
District of Columbia GO	5.000%	6/1/23	875	883
District of Columbia GO	5.000%	6/1/23	150	151
District of Columbia GO	5.000%	6/1/24	265	267
District of Columbia GO	5.000%	6/1/24	250	259
District of Columbia GO	5.000%	10/15/25	2,325	2,501
District of Columbia GO	5.000%	6/1/27	235	237
District of Columbia GO	5.000%	10/15/29	205	238
District of Columbia GO	5.000%	6/1/30	545	550
District of Columbia GO	5.000%	10/15/30	190	220
District of Columbia GO	5.000%	6/1/31	16,610	17,198
District of Columbia GO	5.000%	6/1/31	2,190	2,440
District of Columbia GO	5.000%	6/1/32	14,030	14,521
District of Columbia GO	5.000%	6/1/32	260	289
District of Columbia GO	5.000%	10/15/32	3,500	4,051
District of Columbia GO	5.000%	6/1/33	7,095	7,335
District of Columbia GO	5.000%	6/1/33	1,730	1,926
District of Columbia GO	4.000%	6/1/34	2,490	2,621
District of Columbia GO	5.000%	6/1/34	8,015	8,881
District of Columbia GO	5.000%	6/1/35	1,635	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	4.000%	6/1/36	555	575
	District of Columbia GO	5.000%	6/1/36	405	425
	District of Columbia GO	5.000%	6/1/36	3,000	3,273
	District of Columbia GO	4.000%	6/1/37	875	901
	District of Columbia GO	5.000%	6/1/37	2,240	2,441
	District of Columbia GO	5.000%	6/1/38	19,865	20,386
	District of Columbia GO	4.000%	6/1/41	180	183
	District of Columbia GO	5.000%	6/1/41	1,255	1,328
	District of Columbia GO	5.000%	6/1/41	3,265	3,480
	District of Columbia GO	5.000%	6/1/43	3,250	3,529
	District of Columbia GO	5.000%	10/15/44	2,580	2,839
	District of Columbia GO	4.000%	2/1/46	4,200	4,235
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,567
	District of Columbia Income Tax Revenue	5.000%	12/1/24	25,000	26,225
	District of Columbia Income Tax Revenue	5.000%	12/1/25	8,250	8,901
	District of Columbia Income Tax Revenue	5.000%	10/1/27	705	796
	District of Columbia Income Tax Revenue	5.000%	12/1/27	2,000	2,267
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,262
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	163
	District of Columbia Income Tax Revenue	5.000%	10/1/29	765	898
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	7,412
	District of Columbia Income Tax Revenue	5.000%	3/1/33	2,500	2,910
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	121
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,521
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,227
	District of Columbia Income Tax Revenue	5.000%	12/1/37	6,675	7,819
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,458
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,395	5,124
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	9,008
	District of Columbia Income Tax Revenue	4.000%	3/1/40	7,180	7,403
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,650	1,892
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,175	11,587
	District of Columbia Income Tax Revenue	5.000%	3/1/44	7,600	8,330
	District of Columbia Income Tax Revenue	5.500%	7/1/47	10,000	11,674
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	250	255
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,103
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,020
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	1,015
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	1,430	1,569
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	11,545	11,592
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	2,287
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,074
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,179
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	508
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,305
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	136
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,258
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	841
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	4,927
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	261
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	45
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	483
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	974
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,658
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	15,684
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	772
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	30,000	29,184
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,606
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	4,200	3,165
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	3,885
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	3,641
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	6,525	7,487
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,100	2,348
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	4,665	5,544
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	8,960
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/34	4,300	4,672
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	6,800	7,323
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	130
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	2,800	2,913
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/40	2,195	2,238
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	16,915	17,955
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	8,330	8,271
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/46	1,395	1,546
					416,794
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	509
	Broward County FL School District COP	5.000%	7/1/23	2,855	2,883
	Broward County FL School District COP	5.000%	7/1/23	250	252
	Broward County FL School District COP	5.000%	7/1/24	195	202
	Broward County FL School District COP	5.000%	7/1/25	450	478
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,301
	Broward County FL School District COP	5.000%	7/1/27	105	117
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,656
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,285
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	5,547
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,620	1,613
	Broward County School District COP	5.000%	7/1/28	8,970	10,174
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	3,927
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,699
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	2,900	3,231
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	108
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	9,935
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,228
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,579
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	5,805
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,608
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	328
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	10,510
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	300
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,461
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	512
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,679
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	147
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	707
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,064
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,346
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,030
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	3,410	3,541
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,495	8,556
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,009
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	1,862
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,345
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,643
	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/24	1,000	1,034
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,000	1,060
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	1,000	1,086
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	1,065	1,182
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	1,470	1,666
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/29	1,580	1,824
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/30	1,645	1,930
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/31	1,750	2,052
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/32	1,010	1,183
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/33	1,000	1,165
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/34	1,000	1,158
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/35	1,000	1,145
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,396
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	2,035
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,985
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,833
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,906
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	13,365	14,937
	Florida GO	5.000%	6/1/23	1,360	1,372
	Florida GO	5.000%	6/1/23	150	151
	Florida GO	5.000%	6/1/23	150	151
	Florida GO	5.000%	6/1/25	15,000	15,958
	Florida GO	5.000%	6/1/26	2,385	2,607
	Florida GO	4.000%	7/1/30	730	790
	Florida GO	5.000%	6/1/33	17,500	21,922
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	569
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,545
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	26,420	19,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	3,581
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,855
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,600
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,483
	Florida Lottery Revenue	5.000%	7/1/25	1,920	2,041
	Florida Lottery Revenue	5.000%	7/1/25	3,600	3,827
	Florida Lottery Revenue	5.000%	7/1/26	1,660	1,811
	Florida Lottery Revenue	5.000%	7/1/28	1,465	1,674
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	677
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	245
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	876
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	331
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,416
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,685	1,822
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	1,500	1,477
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	1,970	2,149
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	401
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	43
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,416
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	11
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,958
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	13,083
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,743
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,590
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	396
[1]	Hollywood FL GO	4.000%	7/1/41	3,330	3,389
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	818
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	573
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	537
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	354
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,280
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,400	3,812
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,499
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,115
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,948
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	30
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	442
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	10
[3]	Lake Worth Beach FL Consolidated Utility Multiple Utility Revenue	4.000%	10/1/52	3,250	3,189
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	6,149
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,563
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	3,651
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,980
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	10,405	10,410
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,708
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	272
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	236
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,248
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	105
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	345
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	231
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	370
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	187
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,070	3,161
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	981
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,410
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,905
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	868
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,477
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	20,260	20,578
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	275
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,834
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	2,500	2,541
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	765	818
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	1,046
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,475
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,530
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	1,100	1,183
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,476
	Miami-Dade County FL GO	4.000%	7/1/35	110	112
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,408
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,357
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,290
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,188
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/34	1,360	899
[8]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	1,960	2,491
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/39	20,000	10,057
[8]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	125
	Miami-Dade County FL Recreational Revenue	0.000%	10/1/40	2,475	1,178
[8]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	397
[8]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	581
	Miami-Dade County FL Special Obligation Appropriations Revenue	4.000%	4/1/35	12,410	13,156
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,559
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,000	970
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/51	4,400	4,857
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	26,710	29,379
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,459
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,275
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,480	3,731
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,236
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,428
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/31	12,000	12,710
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,807
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,339
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,146
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	1,839
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,172
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,035
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,362
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	6,404
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	32,525	31,666
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,040	1,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,069
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	254
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	255
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,118
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,854
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	3,880
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,368
	Miami-Dade County School Board COP	5.000%	2/1/25	220	230
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,942
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,156
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,411
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,499
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,417
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	8,634
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	1,000	1,024
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,500	8,366
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,406
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,157
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	267
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	76
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,313
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,152
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,219
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	357
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	209
	Orange County School Board COP	5.000%	8/1/32	6,530	7,979
	Orange County School Board COP	5.000%	8/1/33	1,360	1,457
	Orange County School Board COP	5.000%	8/1/34	2,500	2,675
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,855	1,982
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	214
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	23,615	24,367
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	3,865	3,988
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	207
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,389
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	590
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	26
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,071
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	429
[2]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	52
[2]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	598
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	155
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	264
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	618
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,128
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	459
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	276
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	157
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,010
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	647
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	942
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,854
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	7,175	1,495
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	589
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,379
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,300	376
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,765
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	391
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	704
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	437
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	694
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	7,450	1,867
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,237
	Palm Beach County School District COP	5.000%	8/1/26	275	292
	Palm Beach County School District COP	5.000%	8/1/27	860	958
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,139
	Palm Beach County School District COP	5.000%	8/1/28	220	250
	Palm Beach County School District COP	5.000%	8/1/31	3,005	3,179
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,643
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,510
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	254
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,233
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,207
[3]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	6,612
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	91
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,615	1,629
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	6,309
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,716
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,130
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,632
	School Board of Miami-Dade County COP	5.000%	2/1/29	10,000	10,622
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,000	5,309
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,636
[3]	School Board of Miami-Dade County GO	5.000%	3/15/52	15,000	16,754
	School District of Broward County COP	5.000%	7/1/30	310	364
	School District of Broward County COP	5.000%	7/1/36	2,585	3,025
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	8,575	9,270
	South Florida Water Management District COP	5.000%	10/1/33	2,250	2,414
	South Florida Water Management District COP	5.000%	10/1/35	75	80
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	724
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,035
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	20,000	22,545
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	13,213
	Tampa Bay Water Revenue	5.000%	10/1/52	7,620	8,463
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	968
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,328
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,383
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	689
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	272
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,768
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/48	2,300	2,351
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	11,950	13,726
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,268
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,710	3,875
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,026
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,042
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	542
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	4,020	4,331
[3]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	7,500	7,909
					943,161
Georgia (2.0%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	1,555	1,593
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/26	4,465	4,576
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,818
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	5,300	5,425
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	8,000	8,185
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,739
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,865
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,096
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,830
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	168
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	281
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	177
[7]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,515	1,650
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	286
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	228
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,520
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,057
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	47,000	48,894
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	307
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,629
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,406
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	276
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	4,970	5,268
	Georgia GO	5.000%	7/1/23	2,000	2,021
	Georgia GO	5.000%	7/1/23	220	222
	Georgia GO	5.000%	8/1/23	7,000	7,092
	Georgia GO	5.000%	12/1/23	200	204
	Georgia GO	5.000%	7/1/24	8,895	9,229
	Georgia GO	4.000%	1/1/25	1,195	1,234
	Georgia GO	5.000%	1/1/25	375	376
	Georgia GO	5.000%	2/1/25	2,350	2,476
	Georgia GO	5.000%	2/1/25	1,290	1,325
	Georgia GO	4.000%	7/1/25	1,170	1,220
	Georgia GO	5.000%	7/1/25	2,000	2,132
	Georgia GO	5.000%	8/1/25	200	214
	Georgia GO	5.000%	12/1/25	280	302
	Georgia GO	5.000%	2/1/26	3,600	3,900
	Georgia GO	4.000%	7/1/26	28,835	30,626
	Georgia GO	5.000%	7/1/26	2,750	3,011
	Georgia GO	5.000%	8/1/26	1,235	1,355
	Georgia GO	5.000%	12/1/26	3,350	3,706
	Georgia GO	5.000%	2/1/27	5,065	5,490
	Georgia GO	5.000%	2/1/27	2,825	2,906
	Georgia GO	5.000%	2/1/27	1,055	1,172
	Georgia GO	4.000%	7/1/27	15,415	16,650
	Georgia GO	5.000%	7/1/27	1,990	2,233
	Georgia GO	5.000%	7/1/27	1,985	2,227
	Georgia GO	5.000%	7/1/27	100	111
	Georgia GO	5.000%	8/1/27	3,740	4,205
	Georgia GO	5.000%	1/1/28	1,990	2,207
	Georgia GO	5.000%	2/1/28	190	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/28	2,640	2,934
	Georgia GO	5.000%	2/1/28	10	11
	Georgia GO	5.000%	7/1/28	200	222
	Georgia GO	5.000%	7/1/28	1,030	1,183
	Georgia GO	5.000%	7/1/28	1,560	1,792
	Georgia GO	5.000%	2/1/29	470	510
	Georgia GO	5.000%	7/1/29	1,455	1,632
	Georgia GO	5.000%	7/1/29	1,360	1,561
	Georgia GO	5.000%	7/1/29	8,450	9,914
	Georgia GO	5.000%	8/1/29	1,125	1,322
	Georgia GO	5.000%	2/1/30	5,000	5,418
	Georgia GO	5.000%	2/1/30	525	583
	Georgia GO	5.000%	7/1/30	5,645	6,618
	Georgia GO	5.000%	7/1/30	2,055	2,304
	Georgia GO	5.000%	2/1/31	10,140	11,248
	Georgia GO	5.000%	7/1/31	2,000	2,343
	Georgia GO	5.000%	7/1/31	9,675	11,809
	Georgia GO	5.000%	7/1/32	1,465	1,675
	Georgia GO	4.000%	7/1/34	3,325	3,569
	Georgia GO	4.000%	7/1/34	5,000	5,545
	Georgia GO	5.000%	7/1/36	24,000	28,802
	Georgia GO	4.000%	7/1/38	1,900	2,019
[7]	Georgia Local Government COP	4.750%	6/1/28	83	89
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,357
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,404
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	609
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/55	2,500	2,648
	Georgia Municipal Electric Authority Nuclear Revenue	4.500%	7/1/63	31,445	31,565
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/63	10,405	10,895
[1]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/64	4,230	4,429
	Georgia Municipal Electric Authority Nuclear Revenue	5.250%	7/1/64	3,780	3,980
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,260
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	990
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,207
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,025
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	933
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,010
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,198
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,060
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,071
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	3,250	3,346
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,746
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	2,200	2,181
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	7,000	7,898
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,700	2,611
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	6,570	6,501
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,061
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,405
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,734
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,865	14,986
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,329
	Gwinnett County School District GO	5.000%	8/1/26	5,000	5,488
	Gwinnett County School District GO	5.000%	8/1/27	10,410	11,709
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,123
	Gwinnett County School District GO	5.000%	2/1/40	5,910	6,569
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	682
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	670
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	657
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,244
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,295
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	386
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	5,476
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	728
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	107
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	425	406
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	6,325	6,673
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/45	9,806	9,779
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	147
[3]	Municipal Electric Authority of Georgia Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,358
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	80
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	402

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,172
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	20,018
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	1,500	1,524
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,198
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,209
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,405
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,291
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	2,360	2,429
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	201
				557,877
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,261
Hawaii (0.5%)
Hawaii GO	5.000%	8/1/23	1,035	1,049
Hawaii GO	5.000%	10/1/23	930	947
Hawaii GO	5.000%	10/1/23	2,090	2,127
Hawaii GO	5.000%	8/1/24	265	276
Hawaii GO	5.000%	10/1/24	720	753
Hawaii GO	5.000%	8/1/25	770	800
Hawaii GO	5.000%	8/1/26	1,420	1,477
Hawaii GO	5.000%	10/1/26	2,160	2,312
Hawaii GO	5.000%	4/1/27	1,130	1,227
Hawaii GO	5.000%	8/1/27	1,140	1,185
Hawaii GO	5.000%	10/1/27	1,565	1,719
Hawaii GO	4.000%	4/1/28	400	421
Hawaii GO	5.000%	5/1/28	360	401
Hawaii GO	5.000%	8/1/28	70	73
Hawaii GO	5.000%	10/1/28	365	401
Hawaii GO	5.000%	1/1/29	1,860	2,102
Hawaii GO	4.000%	4/1/29	1,750	1,839
Hawaii GO	5.000%	8/1/29	570	593
Hawaii GO	5.000%	8/1/30	3,375	3,508
Hawaii GO	5.000%	10/1/30	1,215	1,362
Hawaii GO	5.000%	1/1/31	3,275	3,698
Hawaii GO	4.000%	5/1/31	7,870	8,370
Hawaii GO	4.000%	10/1/31	6,675	7,033
Hawaii GO	5.000%	10/1/31	835	935
Hawaii GO	4.000%	5/1/32	9,115	9,668
Hawaii GO	4.000%	8/1/32	14,190	14,500
Hawaii GO	4.000%	10/1/32	1,550	1,628
Hawaii GO	4.000%	1/1/34	2,675	2,830
Hawaii GO	5.000%	8/1/34	4,700	4,869
Hawaii GO	4.000%	10/1/34	2,510	2,585
Hawaii GO	4.000%	10/1/34	8,830	9,175
Hawaii GO	3.000%	4/1/36	165	159
Hawaii GO	5.000%	1/1/38	4,685	5,102
Hawaii GO, Prere.	5.000%	8/1/23	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,018
	Hawaii GO, Prere.	5.000%	8/1/23	3,290	3,333
	Hawaii GO, Prere.	5.000%	8/1/23	80	81
	Hawaii GO, Prere.	5.000%	8/1/23	45	46
	Hawaii GO, Prere.	5.000%	8/1/24	935	972
	Hawaii GO, Prere.	5.000%	8/1/24	10	10
	Hawaii GO, Prere.	5.000%	8/1/24	220	228
	Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,722
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,244
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	174
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	538
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	12,176
	Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,021
	Honolulu HI City & County GO	5.000%	3/1/26	3,165	3,431
	Honolulu HI City & County GO	5.000%	3/1/29	755	875
	Honolulu HI City & County GO	5.000%	3/1/30	4,775	5,644
	Honolulu HI City & County GO	5.000%	10/1/37	750	791
	Honolulu HI City & County GO	3.000%	8/1/41	945	818
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	457
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	651
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,179
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,561
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	2,000
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	377
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
					150,516
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,311
	Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/47	8,765	9,766
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,801
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,000	1,081
					16,959
Illinois (5.2%)
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,161
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,211
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	200	213
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	200	212
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,049
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,024
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,006
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	2,740
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,052
	Chicago IL GO	5.000%	1/1/24	765	774
	Chicago IL GO	5.000%	1/1/25	3,360	3,440
	Chicago IL GO	5.000%	1/1/26	610	632
	Chicago IL GO	5.250%	1/1/28	690	708
	Chicago IL GO	5.000%	1/1/29	200	213
	Chicago IL GO	5.500%	1/1/30	185	190
	Chicago IL GO	5.625%	1/1/30	1,225	1,297
	Chicago IL GO	5.000%	1/1/31	270	286
	Chicago IL GO	5.500%	1/1/31	840	863
	Chicago IL GO	5.625%	1/1/31	325	344
	Chicago IL GO	5.000%	1/1/32	200	214
	Chicago IL GO	5.000%	1/1/32	2,000	2,153
	Chicago IL GO	5.000%	1/1/33	6,500	6,980
	Chicago IL GO	5.500%	1/1/33	710	728
	Chicago IL GO	5.750%	1/1/33	15,430	16,313
[7]	Chicago IL GO	0.000%	1/1/34	9,425	6,150
	Chicago IL GO	5.000%	1/1/34	115	115
	Chicago IL GO	5.000%	1/1/34	3,000	3,210
	Chicago IL GO	5.000%	1/1/34	1,000	1,080
	Chicago IL GO	5.500%	1/1/34	310	318
	Chicago IL GO	5.500%	1/1/34	75	77
	Chicago IL GO	4.000%	1/1/35	8,000	7,838
	Chicago IL GO	4.000%	1/1/35	1,000	972
	Chicago IL GO	5.000%	1/1/35	700	701
	Chicago IL GO	5.000%	1/1/35	1,085	1,163
	Chicago IL GO	5.500%	1/1/35	250	266
	Chicago IL GO	4.000%	1/1/36	1,000	970
	Chicago IL GO	5.000%	1/1/38	1,450	1,472
	Chicago IL GO	5.250%	1/1/38	4,250	4,569
	Chicago IL GO	6.000%	1/1/38	8,910	9,493
	Chicago IL GO	5.000%	1/1/39	5,000	5,080
	Chicago IL GO	5.500%	1/1/39	335	342
	Chicago IL GO	5.500%	1/1/39	3,500	3,817
	Chicago IL GO	5.500%	1/1/40	1,000	1,086
	Chicago IL GO	5.500%	1/1/41	1,000	1,065
	Chicago IL GO	5.500%	1/1/43	1,200	1,271
	Chicago IL GO	5.000%	1/1/44	11,045	11,087
	Chicago IL GO	5.500%	1/1/49	21,505	22,353
[7]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	495
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	152
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,599
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	507
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	910
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	111
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	380
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,050
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	13,430	13,434

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	18,097
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	4,967
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	100
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	77
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	100
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	402
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	8,043
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	755	772
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,023
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	415	435
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	1,001
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,879
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,604
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,060	1,112
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,699
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	781
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	211
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	435	455
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,294
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	4,975	5,196
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	693
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,005	11,492
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	104
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	176
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	334
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	543
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	331
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	630
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	532
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	77
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	307
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	14,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	105
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	348
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,662
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,614
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	483
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	200	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	173
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	862
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	126
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,000	1,059
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	3,000	3,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	5,000	4,958
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,432
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	4,961
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	8,994
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,508
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	22,860	24,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	10,000	10,187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,855
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	1,002
	Chicago Park District GO, Prere.	5.750%	1/1/24	1,000	1,030
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,656
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	950	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,714
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	15,327
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,465
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	516
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,447
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	8,000	8,444
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	201
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,619
	Cook County IL GO	5.000%	11/15/23	335	340
	Cook County IL GO	4.000%	11/15/25	510	530
	Cook County IL GO	5.000%	11/15/25	2,145	2,282
	Cook County IL GO	4.000%	11/15/26	605	638
	Cook County IL GO	5.000%	11/15/26	3,235	3,506
	Cook County IL GO	4.000%	11/15/27	575	612
	Cook County IL GO	5.000%	11/15/29	1,135	1,294
	Cook County IL GO	5.000%	11/15/31	670	725
	Cook County IL GO	5.000%	11/15/31	5,380	6,223
	Cook County IL GO	5.000%	11/15/32	4,020	4,635
	Cook County IL GO	5.000%	11/15/33	3,875	4,444
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,962
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,800
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	2,927
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	3,190	3,513
	Evanston IL GO	3.500%	12/1/38	645	637
[3]	Evanston IL GO	3.500%	12/1/39	755	741
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,798
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	1,846
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	7,995	8,557
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,975	4,120
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,771
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	676
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,637
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,576
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	1,000
	Illinois Finance Authority College & University Revenue	5.000%	10/1/40	485	511
	Illinois Finance Authority College & University Revenue	5.000%	4/1/44	15,000	15,133
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	143
	Illinois Finance Authority College & University Revenue	5.500%	10/1/47	2,750	2,794
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	915	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,382
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,905
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	214
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,025	2,213
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	5,218
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	5,453
	Illinois GO	5.000%	2/1/23	8,870	8,870
	Illinois GO	5.000%	2/1/23	6,635	6,635
	Illinois GO	5.000%	5/1/23	225	226
	Illinois GO	5.375%	5/1/23	1,000	1,006
	Illinois GO	5.000%	7/1/23	580	585
	Illinois GO	5.000%	8/1/23	9,650	9,755
	Illinois GO	5.000%	10/1/23	3,500	3,551
	Illinois GO	5.000%	11/1/23	4,730	4,807
	Illinois GO	5.000%	12/1/23	2,000	2,036
	Illinois GO	5.000%	2/1/24	125	128
	Illinois GO	5.000%	2/1/24	345	352
	Illinois GO	4.000%	3/1/24	3,185	3,224
	Illinois GO	5.000%	3/1/24	2,000	2,046
	Illinois GO	5.000%	3/1/24	1,735	1,774
	Illinois GO	5.000%	5/1/24	2,110	2,165
	Illinois GO	5.500%	7/1/24	600	607
	Illinois GO	5.000%	10/1/24	5,000	5,171
	Illinois GO	5.000%	11/1/24	12,300	12,739
	Illinois GO	5.000%	2/1/25	1,100	1,144
	Illinois GO	5.000%	3/1/25	16,365	17,027
	Illinois GO	5.500%	7/1/25	335	339
	Illinois GO	4.000%	8/1/25	680	681
	Illinois GO	5.000%	10/1/25	1,435	1,508
	Illinois GO	5.000%	11/1/25	33,800	35,570
[3]	Illinois GO	5.000%	11/1/25	5,000	5,269
	Illinois GO	5.000%	2/1/26	250	264
	Illinois GO	5.000%	3/1/26	6,250	6,611
	Illinois GO	5.000%	5/1/26	5,000	5,298
	Illinois GO	5.500%	7/1/26	400	404
	Illinois GO	5.000%	11/1/26	1,140	1,216
	Illinois GO	5.000%	11/1/26	12,000	12,796
	Illinois GO	5.000%	1/1/27	640	673
	Illinois GO	5.000%	2/1/27	250	255
	Illinois GO	5.000%	2/1/27	6,630	7,091
	Illinois GO	5.000%	3/1/27	5,000	5,352
	Illinois GO	5.000%	3/1/27	5,065	5,423
	Illinois GO	5.000%	5/1/27	350	358
	Illinois GO	5.000%	6/1/27	250	264
	Illinois GO	5.500%	7/1/27	4,700	4,749
	Illinois GO	5.000%	10/1/27	1,650	1,777
	Illinois GO	5.000%	11/1/27	52,925	57,035
	Illinois GO	5.000%	2/1/28	1,075	1,145
	Illinois GO	5.000%	3/1/28	4,800	5,187
	Illinois GO	5.000%	5/1/28	130	133
	Illinois GO	5.250%	7/1/28	50	50
	Illinois GO	5.000%	9/1/28	210	228
	Illinois GO	5.000%	10/1/28	12,660	13,747
	Illinois GO	5.000%	11/1/28	9,115	9,777
	Illinois GO	5.000%	12/1/28	4,700	5,045
	Illinois GO	5.000%	1/1/29	1,095	1,145

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	2/1/29	215	228
Illinois GO	5.250%	2/1/29	6,400	6,518
Illinois GO	5.000%	3/1/29	5,000	5,444
Illinois GO	5.000%	5/1/29	125	127
Illinois GO	5.000%	10/1/29	4,100	4,429
Illinois GO	5.000%	11/1/29	22,465	23,993
Illinois GO	5.500%	5/1/30	8,715	9,834
Illinois GO	5.250%	7/1/30	3,295	3,321
Illinois GO	5.000%	10/1/30	5,000	5,496
Illinois GO	5.000%	11/1/30	3,000	3,265
Illinois GO	5.250%	12/1/30	160	172
Illinois GO	5.500%	1/1/31	150	170
Illinois GO	5.000%	3/1/31	3,825	4,213
Illinois GO	5.000%	5/1/31	3,010	3,062
Illinois GO	5.000%	10/1/31	4,460	4,880
Illinois GO	4.000%	6/1/32	80	81
Illinois GO	4.000%	10/1/32	3,490	3,572
Illinois GO	5.000%	3/1/33	6,000	6,552
Illinois GO	5.500%	7/1/33	1,000	1,008
Illinois GO	4.000%	10/1/33	2,990	3,036
Illinois GO	5.000%	10/1/33	1,960	2,088
Illinois GO	5.000%	10/1/33	4,465	4,755
Illinois GO	4.000%	12/1/33	3,425	3,458
Illinois GO	4.000%	10/1/34	100	101
Illinois GO	5.000%	3/1/35	1,500	1,618
Illinois GO	4.000%	6/1/35	120	120
Illinois GO	5.000%	12/1/35	1,500	1,569
Illinois GO	5.000%	3/1/36	2,400	2,569
Illinois GO	4.125%	10/1/36	2,000	2,004
Illinois GO	5.000%	3/1/37	3,750	3,983
Illinois GO	4.000%	10/1/37	2,500	2,450
Illinois GO	4.000%	3/1/38	3,000	2,929
Illinois GO	5.500%	7/1/38	5,075	5,107
Illinois GO	4.000%	10/1/38	1,000	971
Illinois GO	5.000%	12/1/38	1,000	1,035
Illinois GO	5.000%	5/1/39	2,000	2,073
Illinois GO	5.000%	5/1/39	1,655	1,670
Illinois GO	5.500%	5/1/39	4,620	5,016
Illinois GO	4.000%	3/1/40	5,000	4,779
Illinois GO	3.000%	12/1/40	4,500	3,657
Illinois GO	4.250%	12/1/40	785	768
Illinois GO	4.000%	3/1/41	3,275	3,093
Illinois GO	4.000%	10/1/42	3,065	2,850
Illinois GO	5.750%	5/1/45	3,485	3,742
Illinois GO	4.250%	10/1/45	3,965	3,738
Illinois GO	5.500%	10/1/45	4,500	4,864
Illinois GO	5.000%	3/1/46	11,000	11,309
Illinois GO	5.250%	10/1/46	5,000	5,253
Illinois GO	5.500%	3/1/47	10,000	10,734
Illinois GO	5.250%	10/1/47	1,495	1,568
Illinois GO	5.000%	12/1/28	1,800	1,957
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	405
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	225
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,400	3,603

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	318
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,704
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,053
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	360	369
Illinois Sales Tax Revenue	5.000%	6/15/23	310	312
Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,141
Illinois Sales Tax Revenue	5.000%	6/15/25	315	317
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,539
Illinois Sales Tax Revenue	5.000%	6/15/29	245	257
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,198
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,420	2,540
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,156
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,421
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,762
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,270	2,508
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,920	2,122
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,385	3,830
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	24,975	28,834
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,319
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,675	1,972
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,760	2,826
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	2,250	2,303
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,080	18,769
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,710	1,991
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	191
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	2,500	2,557
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,760	6,151
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,762
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,299
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,065
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,702
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,969
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,018
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	493
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	422
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	12,080	12,102
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,016
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	258
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	366
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,159
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	17,715	18,586
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	5,765
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	15,955	16,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	10,250	10,922
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	8,415	9,277
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	5,955	5,899
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,081
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,780	2,743
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	180
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	191
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	55
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,374
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,252
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	616
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	6,450	3,855
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	15,425	8,931
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	843
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	6,725
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	426
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	245
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	115
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	675
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,015
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,722
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	804
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	1,625	615
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	582
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	20,540	18,563
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,600	10,239
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	1,894
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	6,070	1,331
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	220
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	29,435	5,828
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	2,250	445
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,967
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	9,500	9,548
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,000	4,456
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	1,000	1,015
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	270	69
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	288
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	259
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,709
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	458
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,681
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,574
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,196
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,597
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,511
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	152
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,851
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	10,000	12,745
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	3,475	4,411
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	4,250	4,447
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,937
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,617
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	488
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	189
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	235
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,196
[5]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	381
[7]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	8,785	9,620
[7]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,815	2,212
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	214
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,883
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,206
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,474
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,878
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	4,069
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	17,580
[9]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	6,000	6,129
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,601
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,121
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,821
[9]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,000	2,335
[9]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,309
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,185	1,188
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,295	1,291
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	4,850	5,129
[9]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,000	2,941
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,408
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	517
[1]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,714
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,368
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	299
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	210
[7]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,018
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,135
					1,423,348
Indiana (0.6%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,233
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	761
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	811
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	541
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,999
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,816
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,843
[3]	Evansville Waterworks District Water Revenue	5.000%	7/1/47	2,500	2,752
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,610
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,583
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	1,590	1,734
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,537
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	3,000	3,171
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,330
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,345
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	8,520	9,409
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	88
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	1,025
	Indiana Finance Authority Lease Revenue (Green Bond)	5.000%	2/1/37	1,905	2,131
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	185
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	316
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,025	5,281
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	367
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,350	3,859
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,323
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,277
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,698
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,372
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,380	4,618
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	676
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	8,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/39	1,000	1,058
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	126
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	9,255
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,083
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,368
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	5,142
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,937
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,747
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,317
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,102
[7]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,389
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	28,690	28,749
	Purdue University COP	5.000%	7/1/25	130	138
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	622
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,738
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,332
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,362
					161,309
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	2,010
	Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,824
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	112
	Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,833
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	5,265	5,653
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,449
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	4,940	5,269
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,513
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	211
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	5,708
					27,588
Kansas (0.4%)
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	12,268
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,970

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	255
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	475	508
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	705
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,527
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	15,000	16,023
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,486
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	15,025	16,046
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	6,198
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	255
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	11,365	12,034
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,599
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,967
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,282
Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	765	816
Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,332
Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	93
				99,364
Kentucky (0.2%)
Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,923
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,500	1,524
Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	2,325	2,358
Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,235	1,280
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	183
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	262
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	259
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	216
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	210
Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	455
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	307
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,521
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,116
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	811
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	740	740
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	322
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,656
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,177
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	1,675	1,694
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	325	329
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	366
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,841
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	420	434
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	175	185
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	130
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	427
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	4,997
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	484
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	824
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/32	1,250	1,408
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,343
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	196
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,691
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	499
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,205	1,442
					48,851
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,547
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	5,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	2,000	2,067
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	9,207
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,212
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	7,026
[9]	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,979
[9]	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,172
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,600	3,572
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	9,150
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,131
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	88,000	91,363
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	6,249
	Louisiana GO	5.000%	8/1/25	255	265
	Louisiana GO	5.000%	8/1/25	2,000	2,133
	Louisiana GO	5.000%	8/1/27	620	680
	Louisiana GO	4.000%	2/1/31	350	355
	Louisiana GO	4.000%	2/1/33	5,020	5,088
	Louisiana GO, Prere.	4.000%	5/15/23	610	613
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,624
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,983
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,101
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	1,000	1,097
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,093
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,748
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,962
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,953
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,793
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,432
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,146
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,153
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,267
Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	410
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,784
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,971
Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	526
Louisiana Stadium & Exposition District Miscellaneous Revenue BAN	4.000%	7/3/23	3,325	3,329
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	832
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	5,978
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,231
New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	155	162
New Orleans City LA GO	5.000%	12/1/40	3,645	3,916
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	398
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,500	5,765
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,046
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	21
				231,958
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	103
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,281
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,692
University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,651
University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,686
				19,413
Maryland (2.0%)
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,760
Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	2,400	2,604
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,274
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	61
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	100
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,300
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,119
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	586
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	1,670	1,792
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	633
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	152
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,400
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,500	1,648
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	603
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,530
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	137
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	1,685	1,891
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	8,245
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	2,930	3,219
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,215	1,224
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,728
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	857
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	4,485	4,807
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,126
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	2,505	2,504
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	1,790	2,113
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	26,847
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,099
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,665
Maryland GO	5.000%	8/1/23	8,085	8,191
Maryland GO	5.000%	8/1/23	325	329
Maryland GO	5.000%	8/1/23	2,125	2,153
Maryland GO	5.000%	3/15/24	2,045	2,105
Maryland GO	5.000%	3/15/24	1,620	1,668
Maryland GO	5.000%	6/1/24	475	492
Maryland GO	4.000%	8/1/24	16,865	17,290
Maryland GO	5.000%	8/1/24	400	416
Maryland GO	5.000%	8/1/24	6,095	6,338
Maryland GO	5.000%	8/1/24	8,980	9,338
Maryland GO	5.000%	8/1/24	1,045	1,087
Maryland GO	5.000%	8/1/24	350	364
Maryland GO	5.000%	3/15/25	1,770	1,872
Maryland GO	5.000%	3/15/25	135	143
Maryland GO	4.000%	6/1/25	4,355	4,455
Maryland GO	5.000%	8/1/25	18,025	19,261
Maryland GO	5.000%	8/1/25	200	214

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/25	3,000	3,206
Maryland GO	5.000%	3/15/26	1,620	1,761
Maryland GO	5.000%	3/15/26	2,900	3,153
Maryland GO	5.000%	6/1/26	1,425	1,479
Maryland GO	3.000%	8/1/26	2,785	2,855
Maryland GO	4.000%	8/1/26	1,010	1,019
Maryland GO	5.000%	8/1/26	300	329
Maryland GO	5.000%	8/1/26	1,525	1,674
Maryland GO	5.000%	8/1/26	100	110
Maryland GO	5.000%	3/15/27	2,190	2,441
Maryland GO	5.000%	3/15/27	2,040	2,274
Maryland GO	4.000%	6/1/27	1,080	1,105
Maryland GO	4.000%	8/1/27	1,110	1,120
Maryland GO	5.000%	8/1/27	1,150	1,294
Maryland GO	5.000%	8/1/27	4,755	5,348
Maryland GO	5.000%	8/1/27	1,420	1,597
Maryland GO	5.000%	3/1/28	15,990	18,227
Maryland GO	5.000%	3/15/28	1,270	1,415
Maryland GO	5.000%	3/15/28	925	1,055
Maryland GO	5.000%	3/15/28	345	394
Maryland GO	5.000%	3/15/28	25	29
Maryland GO	4.000%	6/1/28	2,120	2,169
Maryland GO	5.000%	8/1/28	1,435	1,651
Maryland GO	5.000%	8/1/28	6,555	7,542
Maryland GO	5.000%	8/1/28	5,235	6,023
Maryland GO	5.000%	3/15/29	2,805	3,125
Maryland GO	5.000%	3/15/29	1,560	1,819
Maryland GO	4.000%	6/1/29	3,880	3,966
Maryland GO	4.000%	8/1/29	1,130	1,139
Maryland GO	4.000%	8/1/29	4,000	4,421
Maryland GO	5.000%	8/1/29	1,725	2,027
Maryland GO	5.000%	8/1/29	4,000	4,701
Maryland GO	5.000%	8/1/29	100	115
Maryland GO	3.000%	3/1/30	200	200
Maryland GO	4.000%	3/15/30	675	718
Maryland GO	4.000%	6/1/30	47,985	49,040
Maryland GO	5.000%	8/1/30	120	141
Maryland GO	5.000%	8/1/30	1,600	1,919
Maryland GO	5.000%	8/1/30	2,480	2,974
Maryland GO	5.000%	3/1/31	3,945	4,783
Maryland GO	5.000%	3/15/31	2,280	2,654
Maryland GO	5.000%	3/15/31	2,000	2,378
Maryland GO	5.000%	6/1/31	33,455	40,745
Maryland GO	5.000%	8/1/31	1,235	1,449
Maryland GO	5.000%	8/1/31	4,350	4,993
Maryland GO	4.000%	8/1/32	9,420	10,189
Maryland GO	5.000%	6/1/34	28,310	34,536
Maryland GO	5.000%	8/1/34	2,000	2,358
Maryland GO	5.000%	6/1/35	20,000	24,086
Maryland GO	4.000%	8/1/35	1,885	2,054
Maryland GO, Prere.	4.000%	3/1/23	100	100
Maryland GO, Prere.	5.000%	8/1/23	580	588
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,026
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	5,000	1,461
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,724
	Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,065	3,622
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,904
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,078
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	10,679
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,886
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,035
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	3,155	3,487
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,720
	Montgomery County MD GO	5.000%	11/1/23	3,495	3,564
	Montgomery County MD GO	5.000%	11/1/24	175	183
	Montgomery County MD GO	5.000%	11/1/25	1,530	1,605
	Montgomery County MD GO	5.000%	10/1/26	12,000	13,225
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	790
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	120
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,659
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,600
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,940
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,926
	Prince George's County MD GO	5.000%	7/1/37	6,435	7,623
	Prince George's County MD GO	5.000%	7/1/38	4,280	5,056
					547,780
Massachusetts (4.6%)
	Attleboro MA GO	2.625%	10/15/50	3,330	2,357
	Belmont MA GO	5.000%	6/1/23	1,090	1,099
	Boston MA GO	5.000%	11/1/30	10,430	12,580
	Brockton MA GO	4.000%	8/1/47	4,195	4,178
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/24	8,035	8,324
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,124
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,712
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	778
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	480
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	623
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,090
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	361
	Commonwealth of Massachusetts GO	5.000%	10/1/23	30,900	31,412
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	102
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,661
[5]	Commonwealth of Massachusetts GO	5.500%	12/1/23	2,400	2,462
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	154
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,200
	Commonwealth of Massachusetts GO	5.000%	8/1/24	23,920	24,877
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,192
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	314
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,703
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,180
	Commonwealth of Massachusetts GO	5.000%	1/1/25	6,470	6,803
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,004
	Commonwealth of Massachusetts GO	5.000%	7/1/25	7,805	8,319
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,087
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,391
	Commonwealth of Massachusetts GO	5.000%	8/1/25	675	721
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,676
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,810
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	743
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	252
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	850
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	443
	Commonwealth of Massachusetts GO	5.000%	7/1/26	3,260	3,569
	Commonwealth of Massachusetts GO	5.000%	7/1/26	775	849
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	110
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,199
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	727
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,474
	Commonwealth of Massachusetts GO	5.000%	1/1/27	195	216
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	1,004
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	142
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,745	1,958
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,748
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,967
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	7,997
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	104
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,148
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,170
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,314
	Commonwealth of Massachusetts GO	5.000%	2/1/29	1,630	1,894
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,289
	Commonwealth of Massachusetts GO	5.000%	5/1/29	5,615	5,655
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	107
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	5,218
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	129
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,561
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,858
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,568
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,400	1,674
[5]	Commonwealth of Massachusetts GO	5.500%	8/1/30	9,895	12,193
	Commonwealth of Massachusetts GO	5.000%	10/1/30	8,975	10,786
	Commonwealth of Massachusetts GO	5.000%	5/1/31	8,500	8,559
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,160	7,820
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,103
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	2,163
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,000	12,241
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,245	1,375
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,173
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,578
	Commonwealth of Massachusetts GO	5.000%	7/1/33	110	117
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,860	7,469
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	7,966
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	201
	Commonwealth of Massachusetts GO	5.000%	2/1/35	4,425	4,840
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,889
	Commonwealth of Massachusetts GO	4.000%	5/1/35	2,700	2,707

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/35	3,185	3,363
Commonwealth of Massachusetts GO	4.000%	9/1/35	655	679
Commonwealth of Massachusetts GO	3.000%	11/1/35	7,110	6,925
Commonwealth of Massachusetts GO	5.000%	12/1/35	120	130
Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,001
Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,183
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,250	5,569
Commonwealth of Massachusetts GO	4.000%	9/1/37	200	204
Commonwealth of Massachusetts GO	4.000%	9/1/37	110	113
Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,201
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,178
Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	8,185
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	10,358
Commonwealth of Massachusetts GO	5.000%	12/1/38	775	832
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,286
Commonwealth of Massachusetts GO	4.000%	9/1/39	1,500	1,518
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,955
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,199
Commonwealth of Massachusetts GO	4.000%	5/1/40	335	335
Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	8,069
Commonwealth of Massachusetts GO	3.000%	11/1/40	500	446
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	16,220
Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,282
Commonwealth of Massachusetts GO	3.000%	4/1/41	645	570
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,929
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	2,034
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,106
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,580	2,593
Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	4,335
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,973
Commonwealth of Massachusetts GO	4.000%	9/1/42	1,215	1,220
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,144
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,300	1,424
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,225
Commonwealth of Massachusetts GO	3.000%	4/1/44	8,925	7,605
Commonwealth of Massachusetts GO	4.000%	5/1/45	260	259
Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,616
Commonwealth of Massachusetts GO	5.000%	7/1/45	1,190	1,316
Commonwealth of Massachusetts GO	5.000%	11/1/45	855	917
Commonwealth of Massachusetts GO	5.000%	11/1/45	1,385	1,538
Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,673
Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,719
Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	990
Commonwealth of Massachusetts GO	5.000%	3/1/46	18,045	18,354
Commonwealth of Massachusetts GO	4.000%	4/1/46	2,025	2,004
Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	4,630
Commonwealth of Massachusetts GO	3.000%	9/1/46	4,965	4,137
Commonwealth of Massachusetts GO	3.000%	3/1/47	21,735	17,925
Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,785
Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,120
Commonwealth of Massachusetts GO	5.000%	4/1/47	1,100	1,168
Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	7,339
Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,450
Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	10,075
Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	9,431
Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	8,163
Commonwealth of Massachusetts GO	5.000%	7/1/48	14,575	16,003
Commonwealth of Massachusetts GO	5.000%	9/1/48	5,000	5,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,445	4,788
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	8,385
	Commonwealth of Massachusetts GO	2.000%	4/1/50	18,000	10,765
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	24,115
	Commonwealth of Massachusetts GO	2.125%	4/1/51	7,500	4,576
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,994
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	26,000	26,232
[7]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	28,000	34,364
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	105
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	117
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	285
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	282
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	295
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,852
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	3,640	3,899
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	16,930	16,781
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	7,430
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	5,385	5,794
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,904
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	11,149
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	6,790	7,571
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,334
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,190
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,823
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	149
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,418
	Easton MA GO	2.500%	10/15/46	3,000	2,150
	Hingham MA GO	2.375%	2/15/50	2,500	1,697
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/24	140	145
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/25	2,080	2,216
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/23	650	658
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	825

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	14,378
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,483
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,363
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	206
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	6,357
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	221
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,039
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,026
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	3,919
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,351
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	10,051
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	13,063
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	22,000	21,693
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	1,003
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/28	3,000	3,415
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	156
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,073
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	126
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,909
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	536
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,063
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,183
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	5,000	5,476
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	820
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,027
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	26,180	28,518
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	18,855	20,480
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,103
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,669
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	250	251
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	5,310	5,425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,485
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,043
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,745	2,766
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	12,700	12,747
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,500	5,595
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	5,990	6,101
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/46	2,000	2,122
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	850
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	12,925	13,128
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,038
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	23,605	23,832
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	3,775	4,647
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	6,631
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,980
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,108
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	6/1/29	15,000	16,591
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	296
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,121
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	161
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	182
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,148
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	636
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,536
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,543
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,610	14,349
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,490	5,506
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	2,437
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	5,504
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,640	22,358
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,103
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,976
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	117
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	118
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	1,480	1,681
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	2,960	3,444
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,000	2,191
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,244
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	99
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	964
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,373
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,404
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	5,120
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	605
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	35
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	320	351
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	21,745	23,827
	Quincy MA GO	5.000%	6/1/23	845	852
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,642
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,958
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	4,997
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,362
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	25,000	27,027
	Worcester MA GO	2.000%	2/1/47	7,960	5,135
					1,263,412
Michigan (1.4%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	179
[1,10]	Detroit City School District GO	6.000%	5/1/29	7,430	8,299
[1,10]	Detroit City School District GO	5.250%	5/1/30	4,720	5,620
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	339
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	800
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,256
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/52	7,170	7,866
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,166
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	15,000	16,228
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	168
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,211
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	81
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	692
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,638
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,412
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	1,849
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	25,996
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	876
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	13,025	13,130
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,194
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	13,210	14,315
	Lansing Community College GO	5.000%	5/1/44	3,000	3,263
	Lansing Community College GO	3.000%	5/1/49	1,720	1,369
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,153
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	891
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,783
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,110	4,562
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	1,645
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	500	492
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	2,983
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,603
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	2,863
	Michigan Finance Authority Lease Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,797
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	440
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	2,595	2,687
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	17,150	17,736
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	119
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,392
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	262
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	787
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	262
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	730
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/27	3,600	3,728
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	485	533
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,843
[1]	Michigan Finance Authority Water Revenue	5.000%	7/1/24	2,680	2,769
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,661
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	414
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	11,550	11,959
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,070
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	9,500
	Michigan State Building Authority Appropriations Revenue	4.000%	10/15/49	3,710	3,688
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	153
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,538
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	740
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,681
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	522
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	3,270	3,236
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	1,625	1,812
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	500	536
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	8,070	8,650
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	19,700	20,074
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	3,390	3,622
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	1,989
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,236
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	1,350	1,369
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	5,365	5,544
	Michigan State Building Authority Lease (Non-Terminable) Revenue	4.000%	10/15/46	9,250	9,254
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	8,500	6,711
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,258
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,858
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	3,968
	Michigan State University College & University Revenue	5.000%	2/15/44	3,485	3,795
	Michigan State University College & University Revenue	5.000%	2/15/48	275	298
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,220	1,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,055	2,485
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,000	7,162
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,776
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	78
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	1,555	1,586
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	5,095
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	4,000	4,464
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,967
	Novi Community School District GO	4.000%	5/1/47	1,200	1,175
	University of Michigan College & University Revenue	5.000%	4/1/23	70	70
	University of Michigan College & University Revenue	5.000%	4/1/24	310	319
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	1,030	1,119
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,455
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,813
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,358
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,734
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,113
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	571
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,177
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,087
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
					375,300
Minnesota (0.6%)
	Hennepin County MN GO	5.000%	12/15/36	6,515	7,492
	Metropolitan Council GAN GO	5.000%	12/1/25	25,740	27,756
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,801
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,333
	Minneapolis Special School District No. 1 COP	5.000%	2/1/28	10,590	10,590
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	3,580	3,936
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/52	2,500	2,516
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,767
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	12,230
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	845
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	308
	Minnesota Appropriations Revenue	5.000%	3/1/24	6,160	6,331
	Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,143
	Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	1,989
	Minnesota GO	2.000%	8/1/23	10,000	9,975
	Minnesota GO	5.000%	8/1/23	1,000	1,013
	Minnesota GO	5.000%	8/1/23	6,455	6,540
	Minnesota GO	5.000%	8/1/24	400	416
	Minnesota GO	5.000%	8/1/24	250	260

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	9/1/24	1,300	1,355
Minnesota GO	4.000%	10/1/24	960	971
Minnesota GO	5.000%	10/1/24	1,000	1,044
Minnesota GO	5.000%	8/1/25	8,000	8,547
Minnesota GO	4.000%	10/1/25	1,475	1,493
Minnesota GO	5.000%	8/1/27	2,630	2,811
Minnesota GO	5.000%	8/1/27	3,215	3,522
Minnesota GO	5.000%	9/1/28	10,910	12,551
Minnesota GO	5.000%	9/1/30	5,000	5,987
Minnesota GO	5.000%	9/1/32	2,500	3,040
Minnesota GO	4.000%	9/1/33	5,000	5,638
Scott County MN GO	3.000%	12/1/36	1,645	1,640
University of Minnesota College & University Revenue	5.000%	9/1/40	1,240	1,346
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,641
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,474
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	205
				171,506
Mississippi (0.1%)
Mississippi GO	5.000%	10/1/26	3,360	3,606
Mississippi GO	5.000%	10/1/27	1,160	1,304
Mississippi GO	5.000%	10/1/28	1,410	1,585
Mississippi GO	5.000%	10/1/30	880	986
Mississippi GO	4.000%	10/1/35	3,740	3,896
Mississippi GO	4.000%	10/1/36	1,265	1,305
Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,608
Mississippi GO, Prere.	5.000%	10/1/27	220	248
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,544
				23,082
Missouri (0.4%)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	36
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	311
Kansas City MO Appropriations Revenue	5.000%	9/1/30	2,760	3,233
Kansas City MO Appropriations Revenue	5.000%	9/1/31	2,155	2,542
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,191
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,237
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	515
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	2,000	2,019
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	470
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	644
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	641
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	869
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	922
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	11,091
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,366
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	435
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	50
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	207
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,910
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,911
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/30	1,200	1,259
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	85	89
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	102
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,888
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	6,004
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	501
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	18,216
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	160
	Springfield School District No. R-12 GO	5.000%	3/1/37	14,250	15,833
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	920
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,477
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,177
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	591
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	483
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	356
					96,493
Nebraska (0.4%)
	Douglas County NE College & University Revenue	4.000%	7/1/40	2,330	2,337
[1]	Fremont School District GO	5.000%	12/15/30	200	237
[1]	Fremont School District GO	5.000%	12/15/31	250	300
[1]	Fremont School District GO	5.000%	12/15/32	275	334
[1]	Fremont School District GO	4.000%	12/15/33	420	464
[1]	Fremont School District GO	4.000%	12/15/34	550	601
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,879
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,929
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,102
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	4,250	4,293
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	176

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	11,474
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,332
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,489
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	7,765	8,410
Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	9,475	9,586
Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,995
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,571
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,820
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,242
Omaha School District GO	4.000%	12/15/31	6,100	6,470
Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	10,094
University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	5,000	4,869
University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	10,463
				105,467
Nevada (0.8%)
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	1,120	1,132
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,747
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,351
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,194
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	116
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,245	1,330
Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,351
Clark County NV GO	5.000%	11/1/26	270	297
Clark County NV GO	5.000%	11/1/27	495	545
Clark County NV GO	5.000%	11/1/28	80	88
Clark County NV GO	4.000%	6/1/31	565	601
Clark County NV GO	4.000%	11/1/31	860	906
Clark County NV GO	5.000%	11/1/31	6,545	7,555
Clark County NV GO	4.000%	6/1/32	10,475	11,776
Clark County NV GO	4.000%	11/1/32	990	1,039
Clark County NV GO	5.000%	6/1/43	12,105	12,984
Clark County NV GO	4.000%	7/1/44	5,050	5,054
Clark County NV GO	5.000%	5/1/48	5,100	5,431
Clark County School District GO	5.000%	6/15/23	2,445	2,467
Clark County School District GO	5.000%	6/15/23	740	747
Clark County School District GO	5.000%	6/15/24	340	352
Clark County School District GO	5.000%	6/15/24	245	253
Clark County School District GO	5.000%	6/15/25	5,795	6,144
Clark County School District GO	5.000%	6/15/25	1,015	1,076
Clark County School District GO	5.000%	6/15/26	100	107
Clark County School District GO	5.000%	6/15/26	2,815	3,061
Clark County School District GO	5.000%	6/15/27	2,000	2,146
Clark County School District GO	5.000%	6/15/28	4,320	4,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Clark County School District GO	5.000%	6/15/33	1,625	1,885
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,611
[1]	Clark County School District GO	3.000%	6/15/39	800	691
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	632
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,011
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	5,000	5,192
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	19,000	22,213
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,090	4,150
	Henderson NV GO	4.000%	6/1/50	3,175	3,161
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	189
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	173
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	14,259
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	193
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,140
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,483
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	621
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	266
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,436
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,113
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	11,190
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,103
	Las Vegas Valley Water District GO	4.000%	6/1/42	2,125	2,162
	Las Vegas Valley Water District GO	5.000%	6/1/46	5,345	5,623
	Las Vegas Valley Water District GO	4.000%	6/1/51	13,335	13,171
	Nevada COP	5.000%	6/1/43	10,145	10,291
	Nevada GO	5.000%	11/1/24	290	303
	Nevada GO	5.000%	4/1/26	130	138
	Nevada GO	5.000%	11/1/26	1,005	1,066
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	291
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,640	2,872
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,125	4,487
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	283
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	455
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	925
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	105
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,210
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	226
					217,801
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (4.7%)
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	681
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	7,700	8,593
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,161
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	425
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	105
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	990
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	488
	Montvale School District GO	2.000%	8/15/24	1,010	995
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	699
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	958
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	9,010	9,086
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/23	10,300	10,463
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,513
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,206
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,387
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	2,950
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	6,430	6,766
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	119
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,525	1,528
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	6,746
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	11,480	12,102
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	1,005
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	80	80
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,967
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	6,780	7,188
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	8,215	8,961
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	2,070
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	2,115	2,306
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,425
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,520	1,580
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,748
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,653
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	388
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	525	541
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	368
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,625	1,669
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,152
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	3,095	3,198
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	2,550	2,449
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,029
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,676
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	188
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	618
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	143
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	47
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	590	611
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	953
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	115	119
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	3,000	3,107
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,351
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,750	5,083
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,211
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,246
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,685
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	240	242
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	15,445	15,593
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,160
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	8,156

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	4,735	4,814
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	6,072
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	987
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,203
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,763
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	180
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,360
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,611
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	4,225	4,256
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	3,675	3,802
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/43	40	46
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/43	60	63
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	2,500	2,523
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	5,585	5,615
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	629
New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/23	630	640
New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	13,013
New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	5,310	5,624
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,357
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,648
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	135
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,275	2,355
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	646
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	310
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,075
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	129
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	201
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	728
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	14,412
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	708
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	683
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,070
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	745
	New Jersey GO	4.000%	6/1/23	4,660	4,683
	New Jersey GO	5.000%	6/1/24	10,615	10,971
	New Jersey GO	5.000%	6/1/25	6,460	6,851
	New Jersey GO	2.000%	6/1/26	2,000	1,957
	New Jersey GO	5.000%	6/1/26	27,885	30,326
	New Jersey GO	5.000%	6/1/26	165	175
	New Jersey GO	2.000%	6/1/27	5,000	4,849
	New Jersey GO	5.000%	6/1/27	35,205	39,177
	New Jersey GO	5.000%	6/1/27	1,560	1,656
	New Jersey GO	5.000%	6/1/28	125	133
	New Jersey GO	5.000%	6/1/28	17,150	19,511
	New Jersey GO	5.000%	6/1/29	8,210	9,532
	New Jersey GO	4.000%	6/1/30	5,370	5,896
	New Jersey GO	4.000%	6/1/31	11,710	12,946
	New Jersey GO	3.000%	6/1/32	12,395	12,569
	New Jersey GO	4.000%	6/1/32	3,760	4,174
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,690
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,152
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	2,000	2,196
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,450
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,572
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	11,325	11,712
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	2,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,269
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	633
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	301
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,295	2,366
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,135	9,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,588
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	2,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,019
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,615	4,976
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,850	1,595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,920	16,075
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,115	17,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,875	2,017
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,619
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	17,770	14,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,935	16,723
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	23,600	25,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,234
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,945	3,030
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,200	7,705
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	20,334
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,825	2,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	7,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,865	10,283
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	35,020	24,936
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,575	8,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,821
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/33	2,435	2,454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,174
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	3,013
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	8,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,600	6,350
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,575
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	430
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	96
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,884
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	1,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	3,095	1,557
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	4,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	5,625	5,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,993
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,910

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,286
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	10,000	10,867
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	10,000	10,642
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,155	5,194
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,500	2,765
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	6,635	6,736
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,000	1,141
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	1,000	1,107
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	1,000	1,097
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/39	2,500	2,770
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	1,000	1,082
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/41	2,000	2,197
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/42	3,250	3,479
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/43	3,170	3,465
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/44	6,000	6,404
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	857
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	635
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	605
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	481
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	469
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	290
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,000	1,140

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,000	1,128
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	13,360
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,047
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,925	4,992
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,689
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,094
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,256
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	762
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	807
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,948
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	358
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	1,959
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	860	842
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	8,530	9,040
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,451
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,434
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,597
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,563
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,845
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,209
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,870	5,581
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,452
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,045
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	4,243
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,290
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,088
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,170	3,190
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,049
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,436
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	9,300	9,269
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,602
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	7,730	7,502
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	13,992
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,164
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,013
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,020	4,576
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,206
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	12,210	11,608
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	31,750	33,010
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	8,147
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	816
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,093
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	635
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	493
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	16,875	8,008
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	5,000	5,056
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	237
[5,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	573
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	942
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	95
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	41,425	21,431
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,374
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,032
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	1,014
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	342
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	429
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,100	1,139
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	9,915	10,735
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	5,825	6,028
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	992
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,234
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	286
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	563
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,605	3,787
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,945	2,142
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	226
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	8,595	8,876
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	113
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	580	638
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	475
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	487
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	560
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,510
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	11,725	12,093
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,093
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	6,065	6,620
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	605
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	541
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	7,259
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,099
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	12,245	13,046
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	12,645	12,764
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,000	2,226
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	8,200	8,237
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	7,610	7,828
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	155
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	996
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	12,000	13,213
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	10,614
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	10,419
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,116
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,876
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	12,000	13,435
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	6,600	6,844
[7]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	474
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,151
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,874
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	81
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,415	5,677
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,170
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,490
[3]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,100	1,212
					1,305,727
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	18,760	18,935
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	11,960	12,378
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	66
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	57
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	85
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	438
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	12,975	13,113
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	2,805
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	7,584
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	17,144
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	15,000	17,501
					90,106
New York (22.4%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	168
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	265
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,535
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,139
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	374
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	155
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	103
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,821
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,218
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,858
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,535
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,312
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	536
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	217
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,240
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	646
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	27,255	29,137
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,086
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	3,683
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	2,000	1,962
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,165
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	101
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	296
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,854
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	373
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,304
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,935	2,117
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	250	279
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	661
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,019
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,541
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,282
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,542
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,665
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	220
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,245	1,305
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	2,841
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	6,844
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,302
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,496
	Massapequa Union Free School District GO	2.000%	10/1/32	1,745	1,559
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	561

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,336
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	395
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	446
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	446
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,388
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	362
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,049
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,288
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	169
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	408
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	12,505	13,444
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	903
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	588
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,198
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,768
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	8,195
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,656
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,555	10,387
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	912
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	27,455	27,815
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	846
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	491
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	659
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	436
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	451
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,116
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	517
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,456
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,919
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	13,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	431
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,338
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,750	2,928
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	447
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	5,604
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	2,878
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	8,835	9,512
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	658
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,964
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,799
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,264
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,835	4,071
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	227
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,669
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,540
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	207
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	4,056
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	427
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	235
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,689
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	17,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	265
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,695	2,718
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	619
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,285
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	274
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,500	1,514
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,032
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,663
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,789
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,089
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	4,989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,568
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	11,973
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,585	1,624
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	614
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	227
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	883
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,666
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	298
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	484
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	610
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	2,070	2,127
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,564
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	97
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	610	611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,185	1,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	18,260	18,356
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,955	3,976
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	850	852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/38	3,210	3,248
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	2,943
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,354
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	330
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,103
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,230	1,230
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	568
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,320	4,916
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	402
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	896
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	250	250
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	3,140	3,141
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,670
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	18,353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	982
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,329
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	91
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	20,175	20,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	749
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,321
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,811
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	847
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,940
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	4,980
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,970
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	156
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,497

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	5,821
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	19,825	17,754
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,255	8,467
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,081
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	24,300	21,689
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,388
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	489
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	26,500	23,577
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,234
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,532
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,193
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,475	4,565
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,109
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	12,370	12,844
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,780
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,578
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,435	4,525
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,675	5,173
Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,575
Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	185	185
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	355	358
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	117
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	255	260
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,319
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,048
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	1,350	1,353
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	6,365
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,067
Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	3,940
Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County NY GO	5.000%	10/1/23	3,155	3,207
	Nassau County NY GO	5.000%	10/1/27	975	1,094
	Nassau County NY GO	5.000%	4/1/39	250	251
	Nassau County NY GO	5.000%	4/1/43	390	391
	Nassau County NY GO	4.125%	4/1/47	2,900	2,873
[1]	Nassau County NY GO	4.125%	4/1/47	14,000	14,062
	Nassau County NY GO	4.250%	4/1/52	3,000	2,985
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/52	10,000	11,020
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,727
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,650	1,542
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	937
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,973
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,675
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,675	1,220
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,975
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	455
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	938
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	689
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,000	6,061
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,090	5,194
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,417
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,575	3,531
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	5,000	3,771
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	96
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,379
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	1,950	1,924
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	185	189
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	130	135
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	315	322
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	830	848

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	4,615	4,716
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,375	1,465
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	8,003
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	1,600	1,751
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	735	782
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,420	1,532
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,900	4,306
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	655	730
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,985	2,421
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	825	995
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,256
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	3,900	3,931
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	1,230	1,240
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	695	700
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,293
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,565	3,807
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,545	6,730
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,155	6,329
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	5,000	5,492
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	935
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,539
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	365	394
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,000	22,780
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	435	438
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,645	5,004
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,850	1,980
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	27,285	28,613
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	655
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,200	2,307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	524
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	5,082
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,825	1,839
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,224
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,265	2,490
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,401
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,850	1,998
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,091
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,866
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	12,875	12,905
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	3,035	3,042
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,195	7,211
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	16,685	13,983
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	160	178
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	7,730	7,697
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	14,235	14,174
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,228
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	159
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	16,177
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	3,010
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	11,060
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,565
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,100	1,089
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,387
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	9,980	10,529
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	15,385	15,482
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	8,125	9,080
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	855
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	12,030	10,762
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,360	3,065

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,887
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	23,248
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	24,087
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,180
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,020	10,872
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	9,363
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,000	5,409
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,500	3,815
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	820	659
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,710	8,584
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,530	4,950
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,338
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,000	3,304
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	16,425	18,745
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	282
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,000	2,127
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,690
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	181
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	438
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,009
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,800	5,357
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	5,124
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	271
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	609
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,750	3,057
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,095	1,245
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,555	1,763
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,464
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,055

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	795
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,810
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,345
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	680
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	6,080
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,596
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,167
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,805	15,507
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	628
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	9,615	9,620
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	4,012
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	779
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	115	123
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,013
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	10,855	11,669
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,000	1,104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	7,000	7,917
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,075	1,128
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	327
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	20,538
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,250	3,684
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,443
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,888
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	202
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,368
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	752
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	261
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	2,010	2,087
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	313
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	3,892
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	4,955	5,102
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	255	275
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,055
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,435	3,451
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,096
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	5,000	4,299
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	384
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,287
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,720	2,927
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	5,665
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	30,000	31,400
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,983
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,301
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	6,170	4,964
New York City Transitional Finance Authority Future Tax Sales Tax Revenue	5.000%	2/1/33	2,190	2,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	380	385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	765
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	874
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	586

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,165	2,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	1,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	14,425	15,925
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,725	1,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	225	238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,090	4,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,788
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	955
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,085	3,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,010	1,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,786
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,071

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	4,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	2,250	2,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,660	1,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,330	6,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	9,000	9,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	13,500	13,830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,480	1,641
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,025	2,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,999
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,950	3,612

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	6,635	6,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,710
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,675	1,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	10,394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,708
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	2,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	9,960	10,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,100	1,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	107

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,855	4,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,765	2,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,340	1,531
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	706
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,972
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	5,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,875
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,000	7,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	10,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	2,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,073

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,190	1,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	13,693
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,893
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	2,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,766
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	3,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	3,790	4,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,795
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	951
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,130	1,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	11,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,715	6,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	9,545	9,661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,946

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,400	2,754
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	14,135	14,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	400	389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	12,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	10,755	11,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,500	10,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	5,000	5,908
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,708
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	12,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	16,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	5,255	5,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	6,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	4,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,500	10,818

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	4,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	10,275	11,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,440	10,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	5,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	25,600	25,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	20,430	20,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,000	6,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	1,640	1,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	5,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,130	11,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	9,500	10,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	6,000	6,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	3,800	3,767
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	4,620	3,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	11,275	11,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	6,695	6,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	4,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	6,000	7,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,665

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	5,000	5,585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	17,105	18,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,720	3,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	5,000	4,896
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,425	8,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	11,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	12,900	14,627
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,928
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	5,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	15,965	17,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/23	70	71
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	19,365
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	131
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	105
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	9,675	10,010
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,701
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,307
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	173
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	803
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	699
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	2,100	2,463
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	953
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	260
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,763
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	6,510	7,005
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,269
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,515	4,281
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,805	1,935
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	2,005	2,392
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,810	1,958
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,739
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	3,817
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,028
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	9,760	10,258
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	4,915
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,130
	New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	2,897
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	3,890
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,749
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,557
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	118
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,318
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,570	10,637
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	926
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	11,615	11,688
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	21,075	22,638
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	1,868
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	1,950	1,922
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	4,928
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	13,710	13,451
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	303
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	270	273
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/25	6,370	6,774
	New York City Water & Sewer Water Revenue	5.000%	6/15/27	7,995	8,626
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	153
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	403
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	771
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	298
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,581
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	135
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,941
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,026
	New York NY GO	5.000%	8/1/23	6,500	6,514
	New York NY GO	5.000%	8/1/23	1,670	1,691
	New York NY GO	5.000%	8/1/23	5,250	5,317
	New York NY GO	5.000%	8/1/23	275	279
	New York NY GO	5.000%	8/1/23	100	101
	New York NY GO	5.000%	8/1/23	5,200	5,267
	New York NY GO	5.000%	8/1/23	2,910	2,947
	New York NY GO	5.000%	8/1/23	5,275	5,343
	New York NY GO	5.000%	8/1/23	325	329
	New York NY GO	5.000%	8/1/23	815	825
	New York NY GO	5.000%	8/1/23	1,025	1,038
	New York NY GO	5.000%	8/1/23	690	699
	New York NY GO	5.000%	8/1/24	310	311
	New York NY GO	5.000%	8/1/24	710	712
	New York NY GO	5.000%	8/1/24	10,260	10,394
	New York NY GO	5.000%	8/1/24	3,045	3,164
	New York NY GO	5.000%	8/1/24	1,120	1,164
	New York NY GO	5.000%	8/1/24	745	774
	New York NY GO	5.000%	8/1/24	365	379
	New York NY GO	5.000%	8/1/24	1,000	1,039
	New York NY GO	5.000%	8/1/24	1,000	1,039
	New York NY GO	5.000%	8/1/24	2,730	2,836
	New York NY GO	5.000%	8/1/24	1,050	1,091
	New York NY GO	5.000%	8/1/24	1,350	1,403
	New York NY GO	5.000%	8/1/24	210	210
	New York NY GO	5.000%	8/1/24	825	857
	New York NY GO	5.000%	8/1/24	250	251
	New York NY GO	5.000%	8/1/24	13,750	14,285
	New York NY GO	5.000%	8/1/25	605	606
	New York NY GO	5.000%	8/1/25	2,195	2,222
	New York NY GO	5.000%	8/1/25	1,260	1,345
	New York NY GO	5.000%	8/1/25	1,465	1,523
	New York NY GO	5.000%	8/1/25	2,285	2,440
	New York NY GO	5.000%	8/1/25	745	785
	New York NY GO	5.000%	8/1/25	675	721
	New York NY GO	5.000%	8/1/25	11,200	11,960
	New York NY GO	5.000%	8/1/25	1,115	1,191
	New York NY GO	5.000%	8/1/25	6,625	7,074
	New York NY GO	5.000%	8/1/25	1,780	1,901
	New York NY GO	5.000%	8/1/25	1,405	1,500
	New York NY GO	5.000%	8/1/25	1,055	1,127
	New York NY GO	5.000%	8/1/25	5,025	5,036
	New York NY GO	5.000%	8/1/25	10,905	11,645
	New York NY GO	5.000%	3/1/26	2,710	2,787
	New York NY GO	5.000%	3/1/26	3,285	3,565
	New York NY GO	5.000%	8/1/26	2,095	2,257
	New York NY GO	5.000%	8/1/26	5,535	5,912

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/26	6,270	6,875
New York NY GO	5.000%	8/1/26	2,295	2,516
New York NY GO	5.000%	8/1/26	11,255	11,702
New York NY GO	5.000%	8/1/26	220	241
New York NY GO	5.000%	8/1/26	635	696
New York NY GO	5.000%	8/1/26	27,590	30,242
New York NY GO	5.000%	8/1/26	85	85
New York NY GO	5.000%	8/1/26	3,050	3,344
New York NY GO	5.000%	8/1/26	1,130	1,239
New York NY GO	5.000%	3/1/27	1,675	1,723
New York NY GO	5.000%	8/1/27	4,120	4,435
New York NY GO	5.000%	8/1/27	1,450	1,548
New York NY GO	5.000%	8/1/27	1,255	1,322
New York NY GO	5.000%	8/1/27	4,355	4,743
New York NY GO	5.000%	8/1/27	2,925	3,283
New York NY GO	5.000%	8/1/27	875	885
New York NY GO	5.000%	8/1/27	195	203
New York NY GO	5.000%	8/1/27	475	528
New York NY GO	5.000%	8/1/27	2,260	2,537
New York NY GO	5.000%	8/1/27	110	123
New York NY GO	5.000%	8/1/27	5,250	5,893
New York NY GO	5.000%	8/1/27	5,580	5,591
New York NY GO	5.000%	3/1/28	2,000	2,057
New York NY GO	5.000%	8/1/28	2,740	2,745
New York NY GO	5.000%	8/1/28	240	256
New York NY GO	5.000%	8/1/28	1,055	1,111
New York NY GO	5.000%	8/1/28	330	359
New York NY GO	5.000%	8/1/28	5,500	6,112
New York NY GO	5.000%	8/1/28	3,305	3,716
New York NY GO	5.000%	8/1/28	555	631
New York NY GO	5.000%	8/1/28	3,465	3,973
New York NY GO	5.000%	8/1/28	5,160	5,552
New York NY GO	5.000%	8/1/28	12,440	14,265
New York NY GO	5.000%	8/1/28	13,730	15,744
New York NY GO	5.000%	8/1/28	1,070	1,227
New York NY GO	5.000%	8/1/29	500	506
New York NY GO	5.000%	8/1/29	395	416
New York NY GO	5.000%	8/1/29	6,300	6,846
New York NY GO	5.000%	8/1/29	50	54
New York NY GO	5.000%	8/1/29	2,375	2,693
New York NY GO	5.000%	8/1/29	15,035	17,591
New York NY GO	5.000%	8/1/29	255	256
New York NY GO	5.000%	8/1/29	1,000	1,170
New York NY GO	5.000%	8/1/29	13,235	15,485
New York NY GO	5.000%	8/1/29	1,000	1,170
New York NY GO	5.000%	3/1/30	9,860	10,140
New York NY GO	5.000%	8/1/30	3,885	4,168
New York NY GO	5.000%	8/1/30	2,230	2,419
New York NY GO	5.000%	8/1/30	3,585	3,889
New York NY GO	5.000%	8/1/30	495	560
New York NY GO	5.000%	8/1/30	5,315	6,338
New York NY GO	5.000%	8/1/30	9,705	11,573
New York NY GO	5.000%	8/1/30	14,000	16,694
New York NY GO	5.000%	8/1/30	4,070	4,853
New York NY GO	5.000%	10/1/30	3,000	3,509
New York NY GO	5.000%	12/1/30	490	535
New York NY GO	4.000%	8/1/31	5,000	5,248
New York NY GO	5.000%	8/1/31	5,515	5,912

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/31	85	88
New York NY GO	5.000%	8/1/31	13,205	15,753
New York NY GO	5.000%	8/1/31	3,130	3,734
New York NY GO	5.000%	8/1/31	1,875	1,896
New York NY GO	5.000%	10/1/31	3,000	3,652
New York NY GO	5.250%	10/1/31	5,500	6,237
New York NY GO	5.000%	12/1/31	200	218
New York NY GO	4.000%	8/1/32	350	367
New York NY GO	5.000%	8/1/32	110	114
New York NY GO	5.000%	8/1/32	1,120	1,287
New York NY GO	5.000%	8/1/32	5,000	5,945
New York NY GO	5.000%	8/1/32	1,655	1,968
New York NY GO	5.000%	8/1/32	170	177
New York NY GO	5.000%	8/1/32	1,500	1,784
New York NY GO	5.000%	8/1/32	23,250	23,514
New York NY GO	4.000%	3/1/33	125	127
New York NY GO	5.000%	4/1/33	4,440	5,296
New York NY GO	5.000%	8/1/33	1,250	1,264
New York NY GO	5.000%	8/1/33	1,000	1,046
New York NY GO	5.000%	8/1/33	1,500	1,772
New York NY GO	5.000%	8/1/33	7,165	8,466
New York NY GO	5.000%	8/1/33	10,000	10,114
New York NY GO	4.000%	8/1/34	2,750	2,896
New York NY GO	5.000%	8/1/34	18,445	18,645
New York NY GO	5.000%	12/1/34	100	108
New York NY GO	3.000%	3/1/35	2,000	1,965
New York NY GO	5.000%	6/1/35	5,000	5,243
New York NY GO	5.000%	10/1/35	700	776
New York NY GO	5.000%	12/1/35	820	883
New York NY GO	5.000%	6/1/36	130	136
New York NY GO	3.000%	8/1/36	2,000	1,896
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	1,017
New York NY GO	4.000%	8/1/37	485	494
New York NY GO	5.000%	8/1/37	1,000	1,064
New York NY GO	5.000%	10/1/37	1,245	1,446
New York NY GO	5.000%	12/1/37	3,100	3,413
New York NY GO	5.000%	12/1/37	350	374
New York NY GO	5.250%	5/1/38	5,165	6,076
New York NY GO	4.000%	8/1/38	3,575	3,625
New York NY GO	4.750%	8/1/38	4,455	4,503
New York NY GO	5.000%	8/1/38	7,075	7,514
New York NY GO	5.000%	10/1/38	4,005	4,375
New York NY GO	5.000%	12/1/38	1,000	1,068
New York NY GO	5.000%	12/1/38	10,000	10,997
New York NY GO	4.000%	3/1/39	1,440	1,443
New York NY GO	5.000%	4/1/39	4,000	4,342
New York NY GO	5.250%	5/1/39	4,425	5,162
New York NY GO	4.000%	8/1/39	595	602
New York NY GO	4.000%	8/1/39	17,000	17,209
New York NY GO	5.000%	8/1/39	10,095	11,186
New York NY GO	5.250%	10/1/39	1,000	1,173
New York NY GO	4.250%	5/1/40	11,500	11,852
New York NY GO	5.250%	5/1/40	4,500	5,211
New York NY GO	4.000%	8/1/40	4,230	4,259
New York NY GO	4.000%	8/1/40	8,550	8,616
New York NY GO	4.000%	10/1/40	6,000	6,038
New York NY GO	4.000%	10/1/40	500	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	8/1/41	605	607
	New York NY GO	3.000%	10/1/41	5,000	4,343
	New York NY GO	4.000%	12/1/41	1,130	1,133
	New York NY GO	5.000%	12/1/41	1,245	1,322
	New York NY GO	4.000%	8/1/42	14,160	14,149
	New York NY GO	5.000%	9/1/42	1,480	1,664
	New York NY GO	5.000%	10/1/42	3,000	3,279
	New York NY GO	5.250%	10/1/42	1,000	1,148
	New York NY GO	4.000%	12/1/42	1,205	1,204
	New York NY GO	5.000%	4/1/43	19,495	20,976
	New York NY GO	5.000%	8/1/43	2,660	2,920
	New York NY GO	5.000%	10/1/43	5,000	5,457
	New York NY GO	5.250%	10/1/43	2,000	2,288
	New York NY GO	4.000%	12/1/43	510	508
	New York NY GO	5.000%	12/1/44	10,500	11,370
	New York NY GO	3.500%	4/1/46	2,720	2,544
	New York NY GO	5.500%	5/1/46	2,000	2,314
	New York NY GO	4.000%	9/1/46	5,000	4,925
	New York NY GO	5.000%	8/1/47	8,000	8,779
	New York NY GO	5.250%	10/1/47	12,500	14,142
	New York NY GO	4.500%	5/1/49	10,050	10,382
	New York NY GO	4.000%	3/1/50	8,750	8,549
	New York NY GO	3.000%	3/1/51	1,970	1,600
[2]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,102
	New York NY GO, Prere.	5.000%	2/1/23	350	350
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,020	5,952
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,427
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	7,500	7,288
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,525	1,642
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	834
[5]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	23
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,620	4,892
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,233
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,695	2,850
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	539
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	808
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,415	2,546
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,510
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	661
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	4,520	4,993
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,934

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	2,067
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,885
New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,725
New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	858
New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,383
New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,102
New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,351
New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,593
New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	104
New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	993
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	8,497
New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	463
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,250	3,867
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	197
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	8,000	9,509
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,681
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	6,192
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	10,355	11,247
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,087
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,259
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	972
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,314
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,898
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	5,451
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	115
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	876
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	300
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	736
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	105
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,434

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,575
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,595	2,810
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,137
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,735
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	337
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,900	5,318
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	9,165	9,980
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,164
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,157
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	2,755	3,050
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,540
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	6,000	6,325
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,344
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	50,000	56,889
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	806
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	82
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	647
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	263
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,087
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,695	13,580
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,525	1,571
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	231
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,052
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	706
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	715
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,139
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,033
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	662
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,365	1,618
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,607

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,390	7,786
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	3,260	3,357
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,230	8,706
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,815	6,104
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,551
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	20,985	22,045
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,300	1,452
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,160
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	4,635	4,772
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	7,445	7,934
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	6,118
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,147
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,801
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,248
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	9,239
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,000	2,175
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	412
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,242
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,170	1,346
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	5,048
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	1,045
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,599
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	46
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	1,999
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	383
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,480	18,312
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	8,938
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	10,603
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	812
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	452

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,670
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,626
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,000	5,171
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,729
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	9,739
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,917
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,126
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	385
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,157
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,051
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,183
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	621
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	983
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,133
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	30,000	30,629
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,030
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,574
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,695	1,877
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	6,691
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,405
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,236
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,348
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,420	2,459
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	21,466
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	1,020	1,045
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	3,590	3,610
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,760	3,787
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	3,834
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,814
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,615

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,137
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	12,079
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,298
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,874
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,646
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	994
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,845
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	618
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,162
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	271
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,621
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,474
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,900
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,450	5,362
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,305	1,284
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	98
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,500	17,178
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	4,908
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,203
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,941
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	11,911
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	20,975	20,563
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	2,000	1,577
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	10,540	8,255
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,466
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5,000	5,002
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	690	691
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,085	6,252
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	154
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	665	684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	195	200
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	206
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,461
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	1,900	1,957
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,733
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	549
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	2,925
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,294
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,958
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,804
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	638
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,446
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	766
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	570	586
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/23	110	115
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	3,205	3,294
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/24	1,685	1,736
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	595	654
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	4,200	4,274
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,500	1,671
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	9,795	10,888
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,514
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,725	2,063
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,505
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	3,145	3,326
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,040	1,129
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	4,490	5,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,000	1,119
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	2,185	2,585
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	5,969
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,705
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,095
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,500	1,522
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,516
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	2,320	2,337
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,495
	New York State Dormitory Authority Lease (Non-Terminable) Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,199
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,045
	New York State Dormitory Authority Lease Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,825
	New York State Dormitory Authority Lease Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	3,155	3,426
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	109
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/30	2,455	2,806
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,380	1,556
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	104
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,784
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,084
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,768
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	135
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,397
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	434
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,825	2,000
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	400	443
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,860

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,840
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,862
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,470
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	3,375	3,609
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,469
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,475
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	510
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	505
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,512
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,045	5,392
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,652
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,534
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,277
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	11,205	11,526
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,944
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,500	3,957
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	416
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	9,555	10,425
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,000	1,140
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	73
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	827
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	298
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,899
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	645
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	109
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,338
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,527
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,438
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,650

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,076
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,561
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,190
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,174
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,357
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	307
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,988
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,329
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	358
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	259
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	28,280	30,424
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	477
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,420
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,298
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,372
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	10,745	10,971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,010	2,156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,975
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,895
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	6,040	5,938
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	5,105	5,257
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,530	1,618
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	11
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	135	143
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,989
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	280	305
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	1,900	1,956
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	3,690	3,800
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	95	98
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	895	945

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,419
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	2,067
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	250	268
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,440	2,688
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	7,350	7,826
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,365	1,493
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	141
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,305
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,165
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,235
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	709
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	126
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	7,704
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	5,540	5,989
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,735
New York State Environmental Facilities Corp. Water Revenue (Green Bond)	5.000%	9/15/47	5,000	5,640
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	968
New York State Thruway Authority Highway Income Tax Revenue	5.000%	3/15/31	10,000	12,066
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	527
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,598
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	368
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	7,880	8,268
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,059
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,062
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,301
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,910	2,001
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,267
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,374
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,060
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	11,175	11,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	10,000	9,881
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,463
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	2,250	2,200
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	9,410	9,200
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,190	5,647
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	14,765	14,370
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,865
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,414
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,826
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	111
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,205	6,394
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,607
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	11,881
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	653
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,502
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	14,744
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,226
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,830	4,401
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	6,443
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,614
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	4,000	3,918
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,917
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	9,025	10,485
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	22,697
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,550
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	28,205	28,523
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	10,077
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,348
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,000	5,930
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	1,975
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	20,000	19,480
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,717
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,742
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	602
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	401
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	376
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	2,997
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,652
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	232
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,821
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,450
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,680
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	793
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,245	5,543
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,680
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,732
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,259
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,740	1,937
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	10,695	10,727
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	706
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,295	1,398
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	161
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	775	883
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	15,105	15,151
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	344
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,010
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,138
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,583
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	371

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	145
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	658
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,605	1,904
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	304
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,055	1,252
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,538
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,298
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	20,000	23,967
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	11,645	13,006
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	7,140	7,161
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,200	2,260
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,165	4,983
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	41,340	50,428
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,639
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	411
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,284
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	154
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,504
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,897
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	14,050	14,091
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	527
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,808
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	501
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,357
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	5,795
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,550
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	192
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,175
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	920
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	177

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,532
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	278
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	161
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,160
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	543
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,739
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,142
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,960
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	3,860
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,450	5,501
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,029
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,126
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	21,431
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,731
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,530	3,549
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,610	8,605
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,166
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,347
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	7,000	7,020
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,010	6,607
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,483
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	11,500	11,368
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	16,583
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,799
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	11,970	12,513
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,431
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	5,000	4,032
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,210	15,899
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	33,000	26,389
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	18,280	17,807

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	17,335	16,886
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,021
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,560	5,173
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	35	37
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,494
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	395	396
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	320	321
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	115	115
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	100	107
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	12,385	13,428
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/23	400	401
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	2,500	2,573
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	381
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	11
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	14,172
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	110
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	6,994
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,797
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,343
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	16,985	16,860
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	16,843
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	18,700	18,432
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,065
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	2,000	1,962
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,016
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	4,000	3,204
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	718
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/30	1,990	2,246
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/36	2,020	2,166
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	500	531

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,390
Onondaga County NY GO	2.000%	10/15/34	1,295	1,085
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	128
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,513
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	598
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	337
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	536
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	22
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,175	4,471
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,915	4,192
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	122
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,334
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	455
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	620
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	109
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,455	15,441
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	4,015	4,085
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	314
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	3,817
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,649
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	98
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,000	4,082
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,571
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,285	1,304
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,084

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,816
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,362
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,840
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,621
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,757
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,304
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	389
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	3,510	3,525
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,183
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	435
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,525
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,055	2,213
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,352
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,684
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	9,100	9,654
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,786
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	11,084
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	207
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	305
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,045
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,160	6,333
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,380	6,665
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,149
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,092
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,296
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,120	3,260
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,412
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,128
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	212
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,480	2,324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	8,000	8,294
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,334
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,117
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	358
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	546
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	7,430	7,447
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	435
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	539
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	514
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	262
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,380
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,325	2,494
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	343
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,853
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	261
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	3,765	4,140
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	267
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	7,435	8,561
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	518
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	186
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	528
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	4,000	4,441
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,840	2,201
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,805	4,215
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,177
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,303
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,170	3,509
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,264
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,566
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	634
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,575	1,733
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,661
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,652
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,410
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	2,350	2,534
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	5,024
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,228
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,446
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,632
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	8,113
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,814
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,226
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,560
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	11,248
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	10,013
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	294
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,897
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	1,170	1,154
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,124
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	7,132
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	3,570	3,514
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,034
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,896
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	975
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	2,000	2,167
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	16,335	15,864
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,261
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	9,000	10,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,682
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,266
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,500	2,679
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,789
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	2,790	3,084
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	6,000	6,593
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,655	2,980
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,955	2,215
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,500	5,067
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,319
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,500	6,328
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/29	1,850	2,046
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,500	2,955
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,000	2,346
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/30	1,500	1,679
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	1,000	1,195
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	2,000	2,281
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	3,063
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,000	3,697
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,831
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,000	1,141
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,229
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,276
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	4,235	4,173
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	5,000	3,441
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	5,987
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	2,000	1,952
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	35,000	38,081
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	2,000	2,358
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,000	2,245

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	12,778
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/57	1,000	1,092
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,763
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	5,000	5,963
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/27	31,000	34,705
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	3,000	3,513
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/31	20,025	24,318
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/40	1,965	2,222
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	2,000	1,970
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,000	1,940
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,625	2,945
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	7,090	7,157
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	316
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,395
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	202
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,485
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	275
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	71
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,283
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	93
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,324
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,000	3,359
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	13,000	14,719
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,000	3,434
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	153
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	9,259
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,547
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,586
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	8,037
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	13,000	15,678
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	31,525	33,877
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	21,715
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	446
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,205
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,628
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	10,031
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,679
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	19,535	23,022
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,737
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,346
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	8,003
				6,190,550
North Carolina (0.9%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	790
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	5,015
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,510
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	9,087
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/52	3,385	3,338
Charlotte NC COP	3.000%	6/1/48	5,000	4,071
Charlotte NC COP	4.000%	6/1/49	2,750	2,722
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	101
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,495
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/52	6,500	6,540
Johnston County NC GO	2.000%	2/1/34	1,060	924
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,837
North Carolina Appropriations Revenue	5.000%	5/1/24	2,140	2,211
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,580
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,378
North Carolina Appropriations Revenue	5.000%	5/1/25	2,065	2,191
North Carolina Appropriations Revenue	5.000%	6/1/25	865	920
North Carolina Appropriations Revenue	5.000%	5/1/26	11,030	12,019
North Carolina Appropriations Revenue	5.000%	5/1/26	405	419
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	3,836
North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,312

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Appropriations Revenue	5.000%	5/1/27	195	202
North Carolina Appropriations Revenue	5.000%	5/1/30	1,550	1,726
North Carolina Appropriations Revenue	4.000%	5/1/33	80	86
North Carolina Appropriations Revenue	4.000%	5/1/34	40	43
North Carolina Appropriations Revenue	2.000%	3/1/36	1,385	1,119
North Carolina Appropriations Revenue	5.000%	5/1/37	5,925	6,976
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	103
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	1,335	1,416
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	1,785	2,121
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,360
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,169
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,310
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	52,370	56,011
North Carolina GO	5.000%	6/1/24	1,775	1,838
North Carolina GO	5.000%	6/1/25	3,900	4,148
North Carolina GO	5.000%	6/1/25	1,895	2,016
North Carolina GO	5.000%	6/1/26	3,350	3,661
North Carolina GO	5.000%	6/1/26	1,070	1,169
North Carolina GO	5.000%	6/1/27	2,940	3,215
North Carolina GO	5.000%	6/1/28	1,900	2,179
North Carolina GO	5.000%	6/1/28	100	109
North Carolina GO	5.000%	6/1/29	1,505	1,765
North Carolina GO	2.125%	6/1/36	1,425	1,202
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,165	13,534
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,449
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	570
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	106
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	5,702
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	133
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	251
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	362
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	156
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	210
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	327
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	43
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,322
North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,829
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	3,900	1,980
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	5,000	2,409
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	3,475	1,588
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	3,910	1,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	15,500	6,116
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/46	3,690	1,386
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/47	7,375	2,638
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	975
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,575
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	202
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,456
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,751
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	202
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	9,250	9,466
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,271
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	7,966
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,370
					248,208
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	961
[1]	University of North Dakota COP	3.000%	6/1/61	8,250	5,900
					6,861
Ohio (1.8%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	439
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	404
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,390	1,456
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	277
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,391
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	3,945	4,036
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	6,415	6,473
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	3,200	3,247
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,383
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,080	1,259
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,454
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,775
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,411
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	3,018
	Athens City School District GO	3.250%	12/1/48	2,775	2,319
[3]	Berea City School District GO	4.000%	12/1/53	250	246
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	505
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	646
[7]	Cincinnati City School District GO	5.250%	12/1/31	200	247
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	1,870	1,883
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,087
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	12,135	13,384
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	7,345	8,080
	Columbus OH GO	5.000%	7/1/26	6,300	6,896
	Columbus OH GO	4.000%	4/1/31	4,000	4,241
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,263
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	230
	Columbus OH Sewer Revenue	5.000%	6/1/29	13,835	14,949
	Columbus OH Sewer Revenue	5.000%	6/1/30	2,420	2,614
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,647
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,661
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	491
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	473
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,562
	Fairborn City School District GO	3.000%	12/1/55	5,000	3,869
	Forest Hills Local School District GO	5.000%	12/1/46	200	206
	Franklin City School District GO	3.000%	11/1/50	3,400	2,706
	Franklin City School District GO	3.000%	11/1/57	6,180	4,755
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,895
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	219
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,410	3,600
	Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/23	260	266
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	15,057
	Miami University College & University Revenue	4.000%	9/1/39	1,235	1,254
	Miami University College & University Revenue	5.000%	9/1/41	2,610	2,794
	Miami University College & University Revenue	4.000%	9/1/45	4,025	3,984
	Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,307
	North Canton City School District GO	3.000%	11/1/56	2,500	1,945
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	1,275	1,288
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	604
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,870
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,160	2,220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,188
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	314
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	7,202
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,138
Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,971
Ohio GO	5.000%	9/15/23	140	142
Ohio GO	5.000%	12/15/23	1,550	1,586
Ohio GO	5.000%	9/15/24	1,040	1,085
Ohio GO	5.000%	9/15/24	2,750	2,870
Ohio GO	5.000%	5/1/25	2,965	3,144
Ohio GO	5.000%	9/1/25	505	541
Ohio GO	5.000%	9/15/25	480	514
Ohio GO	5.000%	9/15/25	9,360	10,029
Ohio GO	5.000%	8/1/26	155	170
Ohio GO	5.000%	9/15/26	8,000	8,798
Ohio GO	5.000%	5/1/27	210	235
Ohio GO	5.000%	8/1/27	8,335	9,364
Ohio GO	5.000%	5/1/30	2,190	2,323
Ohio GO	5.000%	5/1/34	3,000	3,171
Ohio GO	5.000%	6/15/37	3,195	3,408
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,650
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	225
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,315	1,416
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,110	3,432
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,180
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	786
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	303
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,183
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/52	2,000	1,720
Ohio Special Obligation (Appropriation) Revenue	5.000%	12/1/31	1,000	1,090
Ohio State University College & University Revenue	3.500%	6/1/38	405	379
Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,292
Ohio State University College & University Revenue	4.000%	6/1/43	17,720	17,727
Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,250
Ohio State University College & University Revenue	4.000%	12/1/48	11,500	11,412
Ohio State University College & University Revenue	2.500%	12/1/51	1,000	675
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,054
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	740	838
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	400
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,510	6,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,785
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	394
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	29
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	910
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	12,500	14,584
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,121
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	85
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	277
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	258
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	150
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,710
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	14,362
[2]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	640	774
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	5,630
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/48	24,535	24,557
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	965
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,274
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,615	5,112
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	4,025	4,026
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,300	2,649
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,668
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,160
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,080	1,118
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	154
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,770	1,972
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,250	8,571
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,135	2,439
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	8,960	10,197
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,239
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,524
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,731
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	13,371
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,475
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,689
	Perry Local School District GO	3.000%	11/1/55	6,550	5,069
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,359
[1]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,549
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,306
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,918
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,576
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	817
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	532
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,320
	Wickliffe City School District GO	3.125%	12/1/43	775	669
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,035
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	986
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	317
[3]	Winton Woods City School District GO	4.000%	11/1/53	5,570	5,486
					499,244
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	842
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,002
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	250	274
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,287
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	296
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,372
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	770
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,309
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/36	3,000	3,362
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	3,012
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	209
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	388
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	275	309
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	565	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,530	1,612
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,635	7,004
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	4,000	3,948
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	23,000	25,650
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/23	1,450	1,461
					61,674
Oregon (1.0%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,168
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,508
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	1,085	1,223
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	254
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	407
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	246
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,224
[2]	Crook County OR GO	0.000%	12/1/46	11,410	10,019
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,548
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,890
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,675
	Multnomah County OR GO	5.000%	6/15/29	4,310	5,049
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,515
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	15,147
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	7,615	8,097
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,229
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	231
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	360
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,770	2,026
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,731
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	1,715	1,923
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	6,920	7,809
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	3,300	3,351
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	2,500	2,903
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	8,832
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,737
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,005	5,240
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,617
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,152
	Oregon GO	5.000%	12/1/23	500	511
	Oregon GO	5.000%	8/1/29	2,290	2,563
	Oregon GO	5.000%	8/1/41	11,040	11,748
	Oregon GO	5.000%	8/1/42	1,540	1,661
	Oregon GO, Prere.	5.000%	8/1/23	25	25
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	18,390	14,381
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,399
	Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,121
	Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,469
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,452
	Oregon State Lottery Revenue	5.000%	4/1/28	175	185
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,688
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,038
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,133
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	6,935	7,800
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,328
	Portland OR Water System Water Revenue	5.000%	5/1/44	11,500	12,651
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,216
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,548
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,676
	Seaside School District No. 10 GO	0.000%	6/15/37	500	274
	University of Oregon College & University Revenue	5.000%	4/1/45	100	104
	University of Oregon College & University Revenue	5.000%	4/1/48	4,470	4,774
	University of Oregon College & University Revenue	3.500%	4/1/52	15,000	13,192
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	11,885	10,453
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,082
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,426
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	2,962
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,587
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,198
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	60,000	17,913
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,164
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,715
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,554
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,150	1,191
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,985	2,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	987
	Washington County OR GO	3.000%	7/1/34	1,055	1,071
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	9,875	2,753
					273,950
Pennsylvania (3.3%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,291
	Allegheny County PA GO	5.000%	11/1/28	1,860	2,029
	Allegheny County PA GO	5.000%	11/1/29	675	736
	Allegheny County PA GO	5.000%	11/1/41	430	462
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,092
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,882
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	994
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,260
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	1,000	1,094
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	1,019
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	2,075	2,111
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	417
[1]	Coatesville School District GO	5.000%	8/1/23	285	288
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	104
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	449
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,375	2,528
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	458
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	985	1,000
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	26
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,235
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	458
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	388
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	466
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,170	5,371
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	40,465	42,441
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,155
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	158
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,059
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,505	18,663
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,966
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	7,730	8,278
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,290	5,653
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	4,800	4,892
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,395
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,770	3,035
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,572
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,553
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,215
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	751
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	5,586
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	305	335
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	1,310	1,438
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	142
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	6,685	7,636
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,481
[3]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,966
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	406
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	5,110	5,957
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	1,435	1,494
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	10,865	11,909
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,712
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	100
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	25,000	29,790
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	1,675	1,705
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	3,851
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,490
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	912
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	360
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	403
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	526
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	691
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,851
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,108
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	5,000	5,510
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	6,400	6,478
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,444
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,080	4,055
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	762
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	119
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	20,515
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,206
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,430	2,383
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	7,067
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,009
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,345	8,783
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	17,850	18,105
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	8,267
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,098
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	1,000	724
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	487
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,864
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,259
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	15
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	524
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	253
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	102
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,470
	Delaware River Port Authority Highway Revenue, Prere.	4.500%	1/1/24	345	351
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	1,185	1,212
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	6,275
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,867
[5]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,120	7,028
	Haverford Township PA GO	4.000%	6/1/30	445	479
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	191
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,610
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	413
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,040
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,754
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	934
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	2,000	1,835
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	1,000	1,037
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,337
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	9,970
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	13,118
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,755	9,016
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	67
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	138
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	247
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	142
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,609
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	109
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,084
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	194
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,338
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	175
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	1,962
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,783
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	7,029
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	125
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	532
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	6,063
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,702
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,632
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	2,660	2,587
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	459
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,580	4,672
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	1,000	1,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	559
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,300	1,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	18,155	19,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,670	1,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,100
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,085
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	156
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	1,160	1,278
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,326
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,219
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,164
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	571
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,020
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	446

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,750	1,844
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,431
Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	4,897
Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,139
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,564
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,524
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,399
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,435
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	2,055	2,141
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,153
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,840
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	10,900	11,402
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,524
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,041
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,083
Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	143
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,876
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	5,050	5,412
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,873
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	4,942
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	27,945	28,611
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	850
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,750	2,976
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	107
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,029
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,963
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	830	859
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	104
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,214
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	3,525	3,664
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	6,884
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,525	4,771
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,025	1,147
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	3,859
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	8,500	8,594
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,987
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	6,062
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	6,775	5,191
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,891
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,160	1,291
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	11,413
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	51
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	2,255	2,108
	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	11/1/60	4,580	4,968
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph University Project)	5.250%	11/1/52	1,820	1,959
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	295
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	877
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	795
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	264
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	118
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,990	2,068
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	5,595	5,813
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	4,025
	Philadelphia PA GO	5.000%	8/1/24	575	597
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,683
[1]	Philadelphia PA GO	5.000%	8/1/30	800	877
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,245
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	134
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	6,485	7,053
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,695	5,318
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,093
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,045	4,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,813
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,259
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	7,385	7,658
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,093
	Philadelphia School District GO	5.000%	9/1/23	9,000	9,119
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,425
	Philadelphia School District GO	5.000%	9/1/25	555	588
[7]	Philadelphia School District GO	5.000%	6/1/27	365	399
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,063
	Philadelphia School District GO	5.000%	9/1/44	2,535	2,734
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,937
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	3,455	3,683
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,161
	School District of Philadelphia GO	5.000%	9/1/26	3,000	3,237
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,837
	School District of Philadelphia GO	4.000%	9/1/46	3,805	3,714
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,552
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,504
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,427
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,113
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	915
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	611
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,370
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,525	6,862
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	207
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,900
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	103
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,231
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	555
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	8,270	8,385
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,153
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	538
					906,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	2,665	2,688
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	521
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	755	820
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	605	656
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,800	3,036
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,060	1,147
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,120	3,370
	Rhode Island GO	4.125%	8/1/42	14,120	14,454
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,098
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,276
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	210
					38,276
South Carolina (0.9%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	240
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	5,785
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,524
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,220
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	797
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/47	5,000	5,702
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	2,640	2,989
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,190
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	5,995	6,263
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	36
[11]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	8,340	9,073
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	4,008
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,760
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,203
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,861
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,709
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,254
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	31,430	29,395
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	8,121
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,766
	South Carolina Public Service Authority Electric Power and Light Revenue	4.000%	12/1/42	5,255	5,153
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	203
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	78
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	389
[7]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	77
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	85	87
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	320
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	438
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	271
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	122
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	68
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	45
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	117
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	326
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	715
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,944
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	275
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,743
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	388
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	96
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,158
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,581
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	704
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	591
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	108
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	18,151
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,708
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	37,500	37,753
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	217
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	5,026
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	10,143
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	780
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	582
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	15
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	203
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	281
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	18,615	21,283
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	1,985	2,342
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,816
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,000	10,004
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,291
	South Island Public Service District Water Revenue	4.500%	4/1/52	2,500	2,593
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,431
					252,830
South Dakota (0.0%)
	Lincoln SD College & University Revenue	4.000%	8/1/61	680	531
Tennessee (0.4%)
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,397
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	12,314
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,238
	Memphis TN GO	5.000%	4/1/26	7,510	7,958
	Memphis TN GO	4.000%	6/1/32	1,390	1,456
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	529
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	11,034
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,075	4,225
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	331
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,499
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,329
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	1,965	2,178
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	2,610	2,756
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,203
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,433
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	814
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	4.000%	1/1/42	2,130	2,152
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	984
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue (Green Bond)	4.000%	7/1/46	7,250	7,186
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,741
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	852
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,518
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	703
	Oak Ridge TN GO	5.000%	6/1/25	600	637
	Shelby County TN GO	5.000%	3/1/24	690	710
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	16,073
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,527
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	166
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	16,000	17,937
					118,397
Texas (9.5%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	425
[7]	Alamo Community College District GO	4.500%	8/15/33	25	25
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	349
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	310	330
[14]	Alief Independent School District GO	4.000%	2/15/31	2,580	2,693
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,426
[14]	Arlington TX Independent School District GO	5.000%	2/15/23	500	500
	Austin Community College District GO	4.000%	8/1/45	10,840	10,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	371
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,009
[9]	Austin Independent School District GO	5.000%	8/1/24	8,000	8,300
[9]	Austin Independent School District GO	5.000%	8/1/25	19,000	20,236
[9]	Austin Independent School District GO	4.000%	8/1/48	13,010	13,044
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,167
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/40	10,300	10,316
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,195
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	14,333
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	549
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	10,100	10,173
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,050	3,126
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	5,000	5,358
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	5,550	6,133
[14]	Belton Independent School District GO	4.000%	2/15/52	10,375	10,392
	Bexar County Hospital District GO	5.000%	2/15/47	5,000	5,306
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	5,063
	Bexar County TX GO	3.000%	6/15/41	1,500	1,295
	Bexar County TX GO	4.625%	6/15/45	3,000	3,152
	Bexar County TX GO	4.750%	6/15/48	3,000	3,163
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	614
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,594
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,554
	Bexar County TX GO, Prere.	5.000%	6/15/26	2,490	2,720
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	1,120	1,166
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	137
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	186
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	2,605	3,042
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/35	4,800	5,161
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	6,125	7,487
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	742
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	11,118
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	6,900	8,484
	Brazoria County TX GO	3.000%	3/1/39	1,000	874
	Brazoria County TX GO	3.000%	3/1/40	1,000	863
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	171
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	39,030	41,499
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,611
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,086
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	4,849
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	8,655	8,367
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,500
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	586
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,100	1,171
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	15,545	15,330
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,417
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,576
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,745
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,749
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	309
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,220
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,468
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,661
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,625	9,881
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,645	12,108
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	7,003
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,753
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	18,195	18,576
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,462
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	35,085	35,642
[14]	Clear Creek Independent School District GO	5.000%	2/15/30	2,000	2,104
[14]	Clear Creek Independent School District GO	5.000%	2/15/31	1,000	1,051
	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,326
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,473
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,457
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,440
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,719
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,268
	Collin County Community College District GO	3.000%	8/15/39	1,000	883
	Collin County Community College District GO	3.000%	8/15/40	1,000	870
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,599
[14]	Comal Independent School District GO	4.000%	2/1/43	2,225	2,244
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,795
[14]	Conroe Independent School District GO	5.000%	2/15/34	3,855	4,136
[14]	Conroe Independent School District GO	4.000%	2/15/47	2,860	2,885
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,159
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	508
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,015	1,098
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	16
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,630
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	513
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	328
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,320
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	10,456
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	18,500	20,298
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,755	6,191
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,305	13,237
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	7,057
	Dallas College GO	5.000%	2/15/24	16,500	16,947
	Dallas College GO	5.000%	2/15/25	20,000	21,072
	Dallas College GO	4.000%	2/15/28	730	781
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	110
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,280	1,427
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	339
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	434
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	418
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	357
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	393
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,581
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	5,565	5,674
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,720	1,815
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,499
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,000	3,970
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	21,490	21,361
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,600	5,661
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,836
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/46	3,515	3,505
[14]	Dallas Independent School District GO	5.000%	8/15/23	125	127
[9,14]	Dallas Independent School District GO	5.000%	2/15/24	10,000	10,265
[14]	Dallas Independent School District GO	5.000%	8/15/24	535	557
[14]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,228
[9,14]	Dallas Independent School District GO	4.000%	2/15/53	6,500	6,467
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,326
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,329
	Dallas TX GO	5.000%	2/15/24	4,000	4,105
	Dallas TX GO	5.000%	2/15/24	10,000	10,263
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/27	1,870	1,924
	Dallas TX GO	5.000%	2/15/28	6,335	6,517
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,287
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,707
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	2,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,104
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	875
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	940
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	240
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,047
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	1,000	1,005
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	7,540	7,615
[14]	Denton Independent School District GO	5.000%	8/15/48	2,565	2,733
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	130
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	117
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	6,800	7,230
	Denton TX GO	2.000%	2/15/39	1,400	1,011
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,185
[14]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	3,332
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	708
	El Paso TX GO	5.000%	8/15/42	1,235	1,301
	El Paso TX GO	4.000%	8/15/44	1,485	1,484
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	915
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	18,250	18,283
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,791
[14]	Forney Independent School District GO	4.000%	8/15/47	3,000	3,012
[14]	Forney Independent School District GO	4.000%	8/15/52	2,400	2,385
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,498
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,319
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	378
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,622
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,560	1,475
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	759
	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,086
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	385
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,457
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	5,002
	Frisco TX GO	2.000%	2/15/38	1,315	980
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,379
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,400	2,320
	Georgetown City TX GO	2.000%	8/15/34	1,130	940
[14]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	7,670	6,942
[14]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,013
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,000	1,084
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,119
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	11,660	11,375
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	54
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	31,057
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	56,370	57,397
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	7,664
[14]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	490
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,055
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	777
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	407
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	380
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,633
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	5,038
	Harris County Flood Control District GO	4.250%	10/1/47	7,500	7,663
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,513
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,000	3,582
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,000	3,387
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	3,000	3,651
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	9,377
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	513
	Harris County TX GO	5.000%	10/1/24	2,900	3,028
	Harris County TX GO	5.000%	10/1/26	1,295	1,389
	Harris County TX GO	5.000%	10/1/27	2,710	2,906
	Harris County TX GO	5.000%	10/1/28	1,920	2,059
	Harris County TX GO	5.000%	10/1/36	2,690	2,846
	Harris County TX Highway Revenue	5.000%	8/15/23	870	882
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,876
	Harris County TX Highway Revenue	5.000%	8/15/25	2,520	2,689
	Harris County TX Highway Revenue	5.000%	8/15/28	615	673
	Harris County TX Highway Revenue	5.000%	8/15/30	770	842
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,154
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	8,201
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	652
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	183
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	3,021
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	212
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County TX GO	4.000%	8/15/43	3,905	3,938
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	430
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,131
	Houston Community College System GO, Prere.	5.000%	2/15/23	7,015	7,022
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,744
[14]	Houston Independent School District GO	5.000%	2/15/24	255	262
[14]	Houston Independent School District GO	5.000%	2/15/25	3,740	3,942
[14]	Houston Independent School District GO	5.000%	2/15/25	2,000	2,108
[14]	Houston Independent School District GO	5.000%	2/15/26	5,885	6,366
[14]	Houston Independent School District GO	5.000%	2/15/26	3,000	3,245
[14]	Houston Independent School District GO	5.000%	2/15/27	150	162
[14]	Houston Independent School District GO	5.000%	2/15/28	4,735	5,119
[14]	Houston Independent School District GO	5.000%	2/15/29	5,200	5,617
[14]	Houston Independent School District GO	5.000%	2/15/30	835	901
	Houston Independent School District GO	4.000%	2/15/31	9,585	9,599
[14]	Houston Independent School District GO	5.000%	2/15/31	3,730	4,028
[14]	Houston Independent School District GO	4.000%	2/15/33	500	523
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	1,005
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	93
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	178
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,358
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,471
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	358
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	320
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	3,460	3,576
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	640
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,207
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	366
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,182
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	6,015	7,097
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	6,000	6,502
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	960	1,034
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	413
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	152
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	543
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,141
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,095
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	2,002
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,194
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	14,813
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,875
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	5,650
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	12,935	11,842
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,246
	Houston TX GO	5.000%	3/1/24	140	144
	Houston TX GO	5.000%	3/1/25	100	105
	Houston TX GO	5.000%	3/1/26	2,145	2,319
	Houston TX GO	5.000%	3/1/26	3,530	3,816
	Houston TX GO	5.000%	3/1/27	2,215	2,396
	Houston TX GO	5.000%	3/1/27	1,650	1,823
	Houston TX GO	5.000%	3/1/28	300	324
	Houston TX GO	5.000%	3/1/28	6,080	6,720
	Houston TX GO	5.000%	3/1/28	750	847
	Houston TX GO	5.000%	3/1/29	8,745	10,045
	Houston TX GO	5.000%	3/1/31	1,355	1,611
	Houston TX GO	4.000%	3/1/32	2,000	2,190
	Houston TX GO	4.000%	3/1/35	2,460	2,534
	Houston TX GO	4.000%	3/1/49	7,120	7,035
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	616
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	512
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,053
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	511
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	510
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	736
	Irving TX GO	5.000%	9/15/29	1,525	1,747
[14]	Judson Independent School District GO	4.000%	2/1/41	5	5
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,385
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,170
[14]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,692
[14]	Klein Independent School District GO	4.000%	8/1/40	23,645	23,961
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,441
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,253
[14]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,683
[14]	Leander Independent School District GO	5.000%	8/15/38	450	471
[14]	Leander Independent School District GO	5.000%	8/15/40	400	417
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	740
[14]	Leander Independent School District GO	5.000%	8/15/49	5,440	5,736
[14]	Leander Independent School District GO	5.000%	8/15/52	2,000	2,198
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	263
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	182
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	54
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	2,880
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	573
[14]	Lewisville Independent School District GO	4.000%	8/15/27	1,855	1,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,709
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	1,005
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,163
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	5,000	5,578
	Little Elm Town TX GO	2.000%	8/1/37	1,295	984
	Lone Star College System GO	5.000%	2/15/24	450	462
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,679
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	8,109
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,535
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	201
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	5,095	5,116
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	600	617
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	693
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	4,231
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,890
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	12,995	12,674
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,820
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	3,976
	McLennan County TX GO	2.000%	6/1/39	880	633
[14]	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,168
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,419
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,016
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,008
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,480
[14]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,690
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	736
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	1,030
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,750
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	131
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	333
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,669
[3]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/60	4,000	3,888
[3]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,400
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	10,098
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	382
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,248
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,086
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,150	4,252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,895	1,937
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,074
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,684
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,149
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,140
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	65	65
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	6,125	6,252
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,919
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,000	3,216
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,069
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	20,205	20,623
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,930	4,295
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,665	1,785
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	19,635	21,840
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,786
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,751
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	383
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	240
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,069
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	817
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,134
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,065
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,560
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,140	1,187
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,321
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	259
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	117
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,029
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,441
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,395	10,414
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	620
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	505	506
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,500	2,889
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	507
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	10,095
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,290	2,462
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,256
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,849
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,269
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,524
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	9,120	9,017
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	37,610	39,972
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	8,838
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,457
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,009
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	845
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	16,007
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	2,099
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	59
[8]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	12,722
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	2,085
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	3,365
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,975	6,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	994
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,979
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	1,120	887
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	118
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	15,096
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	1,005	707
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	134
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	5,387
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	1,999
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,753
[14]	Northside Independent School District GO PUT	2.750%	8/1/23	1,480	1,475
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,928
[14]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	1,455	1,458
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,069
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,500	7,276
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	5,125
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	497
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,345	7,841
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,287
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	20,300	20,449
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,500	2,880
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	2,100	2,178
[9]	Plano Independent School District GO	5.000%	2/15/24	10,500	10,769
[9]	Plano Independent School District GO	5.000%	2/15/25	10,000	10,530
[9]	Plano Independent School District GO	3.625%	2/15/39	3,000	3,016
[9]	Plano Independent School District GO	3.750%	2/15/40	3,000	3,032
[9]	Plano Independent School District GO	5.000%	2/15/41	3,000	3,427
[9]	Plano Independent School District GO	5.000%	2/15/42	5,000	5,682
[9]	Plano Independent School District GO	5.000%	2/15/43	4,000	4,539
	Plano TX GO	2.000%	9/1/38	1,975	1,465
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	1,255	1,234
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,717
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,856
	Prosper TX GO	2.000%	2/15/35	2,035	1,665
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	150
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,470
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,934
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Round Rock Independent School District GO	5.000%	8/1/30	2,495	2,914
[14]	Round Rock Independent School District GO	5.000%	8/1/31	425	496
	Sabine-Neches Navigation District GO	4.625%	2/15/47	11,500	11,979
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,717
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	2,908
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,287
[14]	San Antonio Independent School District GO	5.000%	8/15/52	17,140	19,090
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	7,500	8,995
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	7,500	8,856
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	4,665	4,650
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	220
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,113
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	526
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	20,695	21,852
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,598
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,815	6,353
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	504
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	14,533
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,879
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	10,000	10,395
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	280
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,174
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	544
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,063
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,356
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,014
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	193
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,707
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	10,500	11,500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	5,646
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,000	963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,395
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	16,910
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	739
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,064
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	710
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	640
	San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	8,747
	San Antonio Water System Water Revenue	5.250%	5/15/52	7,500	8,405
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,157
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,493
[14]	Sanger Independent School District GO	4.000%	8/15/52	2,030	2,038
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	15,699
	Tarrant County College District GO	5.000%	8/15/40	7,250	8,324
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	146
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	385	390
	Tarrant County TX GO	4.000%	7/15/47	4,775	4,866
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	51
	Temple College GO	3.000%	7/1/46	1,575	1,263
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	3,821
	Texas A&M University College & University Revenue	5.250%	5/15/47	5,235	6,047
	Texas GO	5.000%	10/1/23	225	229
	Texas GO	5.000%	10/1/23	4,150	4,221
	Texas GO	5.000%	4/1/24	1,055	1,087
	Texas GO	5.000%	10/1/24	1,020	1,051
	Texas GO	5.000%	10/1/24	22,820	23,814
	Texas GO	5.000%	10/1/24	285	297
	Texas GO	5.000%	4/1/25	1,720	1,774
	Texas GO	5.000%	10/1/25	985	1,030
	Texas GO	5.000%	10/1/25	800	857
	Texas GO	5.000%	4/1/26	2,435	2,513
	Texas GO	5.000%	10/1/26	270	282
	Texas GO	5.000%	10/1/26	1,020	1,094
	Texas GO	5.000%	10/1/27	360	376
	Texas GO	5.000%	10/1/27	1,710	1,831
	Texas GO	5.000%	10/1/27	1,355	1,398
	Texas GO	3.200%	10/1/28	7,450	7,528
	Texas GO	5.000%	10/1/28	3,205	3,426
	Texas GO	5.000%	10/1/29	5,365	6,009
	Texas GO	5.000%	10/1/29	1,015	1,082
	Texas GO	4.000%	10/1/31	425	433
	Texas GO	5.000%	10/1/31	510	571
	Texas GO	5.000%	10/1/31	10,390	11,024
	Texas GO	5.000%	10/1/32	3,060	3,417
	Texas GO	5.000%	10/1/32	20,000	21,167
	Texas GO	5.000%	10/1/33	5,965	6,644
	Texas GO	5.000%	10/1/34	1,520	1,683
	Texas GO	5.000%	10/1/35	9,270	9,779
	Texas GO	5.000%	10/1/35	4,000	4,394
	Texas GO	5.000%	10/1/36	8,095	8,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	8/1/39	4,000	4,186
	Texas GO	5.000%	5/15/40	1,595	1,661
	Texas GO	5.000%	8/1/40	3,000	3,136
	Texas GO	5.000%	8/1/41	3,000	3,131
	Texas GO, Prere.	4.000%	4/1/24	1,000	1,019
	Texas GO, Prere.	5.000%	4/1/24	640	659
	Texas GO, Prere.	5.000%	4/1/24	455	469
	Texas GO, Prere.	5.000%	4/1/24	1,550	1,597
	Texas GO, Prere.	5.000%	4/1/24	230	237
	Texas GO, Prere.	5.000%	4/1/24	3,665	3,776
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,339
	Texas GO, Prere.	5.000%	4/1/24	665	685
	Texas GO, Prere.	5.000%	4/1/24	555	572
	Texas GO, Prere.	5.000%	4/1/24	750	773
	Texas GO, Prere.	5.000%	10/1/24	3,730	3,887
	Texas GO, Prere.	5.000%	10/1/24	55,210	57,532
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,836
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,634
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,597
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,001
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,500	1,590
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	996
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	974
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,016
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	967
[1]	Texas State Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	1,600	1,182
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,500	4,079
[1]	Texas State Technical College & University Revenue	6.000%	8/1/54	1,250	1,477
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,899
	Texas State University System College & University Revenue	5.000%	3/15/28	4,455	4,917
	Texas State University System College & University Revenue	5.000%	3/15/29	150	165
	Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,426
	Texas Transportation Commission Highway Revenue	0.000%	8/1/50	2,085	488
	Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,146
	Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,041
	Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	98

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,031
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	293
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	554
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	262
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,035
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	277
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	355
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,539
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	17,165	18,395
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,735
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,040	2,241
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,730
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,098
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,844
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	103
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	284
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	280
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	940
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,111
Texas Water Development Board Water Revenue	5.000%	4/15/31	1,250	1,429
Texas Water Development Board Water Revenue	5.000%	10/15/31	5,765	6,186
Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	4,815
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,127
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,155
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	1,077
Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	5,186
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,112
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,605
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,480
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,203
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,499
Texas Water Development Board Water Revenue	4.000%	4/15/38	2,135	2,203
Texas Water Development Board Water Revenue	5.000%	10/15/38	3,760	4,162
Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,504
Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,947
Texas Water Development Board Water Revenue	5.000%	10/15/40	19,885	20,979
Texas Water Development Board Water Revenue	4.000%	10/15/41	1,780	1,803
Texas Water Development Board Water Revenue	4.000%	10/15/43	6,860	6,893
Texas Water Development Board Water Revenue	4.000%	10/15/44	9,865	9,893
Texas Water Development Board Water Revenue	4.000%	10/15/45	6,840	6,849
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	12,358
Texas Water Development Board Water Revenue	5.000%	10/15/47	7,250	7,751
Texas Water Development Board Water Revenue	5.000%	10/15/47	11,830	13,314
Texas Water Development Board Water Revenue	5.000%	4/15/49	11,000	11,844
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	19,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	4/15/51	1,000	989
	Texas Water Development Board Water Revenue	4.000%	10/15/51	24,585	24,321
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	1,485	1,658
	University of Houston College & University Revenue	5.000%	2/15/26	100	108
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,535
	University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,031
	University of Houston College & University Revenue	4.000%	2/15/47	150	149
	University of North Texas System College & University Revenue	5.000%	4/15/38	5,000	5,368
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,400
	University of Texas System College & University Revenue	5.000%	8/15/23	465	472
	University of Texas System College & University Revenue	5.000%	8/15/23	130	132
	University of Texas System College & University Revenue	5.375%	8/15/23	7,125	7,242
	University of Texas System College & University Revenue	5.000%	8/15/24	240	250
	University of Texas System College & University Revenue	5.000%	8/15/24	1,000	1,041
	University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,310
	University of Texas System College & University Revenue	5.000%	8/15/25	595	636
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,602
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,564
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,639
	University of Texas System College & University Revenue	5.000%	8/15/27	815	914
	University of Texas System College & University Revenue	5.000%	8/15/29	6,660	7,792
	University of Texas System College & University Revenue	5.000%	8/15/30	5,105	6,088
	University of Texas System College & University Revenue	5.000%	8/15/31	16,380	19,895
	University of Texas System College & University Revenue	5.000%	8/15/34	15,000	17,368
	University of Texas System College & University Revenue	5.000%	8/15/44	700	721
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,530
[3]	Van Alstyne TX GO	2.000%	2/15/36	720	550
[14]	Waco Independent School District GO	3.000%	8/15/52	1,625	1,351
	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,786
	Webster TX GO	2.000%	3/1/38	975	720
	Webster TX GO	2.000%	3/1/39	995	718
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,045	8,807
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,350	1,342
	Williamson County TX GO	4.000%	2/15/28	28,440	30,793
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,405
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,477
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,413
					2,630,947
Utah (0.7%)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	20,000	20,034
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,875	3,362
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	2,750	3,272
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	5,750	6,955
	Jordan School District GO	4.000%	6/15/29	2,450	2,554
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	159
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	924
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,311
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,024
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	1,330	1,446
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	11,156
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,200
	University of Utah College & University Revenue	4.000%	8/1/33	425	448
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	96
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	41
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	572
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,820	7,750
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/43	5,585	5,632
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	16,345	16,117
	Utah GO	5.000%	7/1/24	5,000	5,188
	Utah GO	5.000%	7/1/25	2,340	2,495
	Utah GO	5.000%	7/1/26	6,905	7,563
	Utah GO	5.000%	7/1/26	6,610	7,239
	Utah GO	5.000%	7/1/27	3,685	4,135
	Utah GO	5.000%	7/1/28	1,150	1,321
	Utah GO	5.000%	7/1/29	100	116
	Utah GO, Prere.	3.500%	1/1/25	21,970	22,455
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,382
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	757
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	5,380	5,609
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	431
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	120	128
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	6,145	6,366
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	319
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,861
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,050	4,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,368
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,811
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,896
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	751
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	197
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	192
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,695	2,871
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,645	7,079
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	53
				191,878
Vermont (0.1%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	170
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	25,140	25,221
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	201
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	198
				25,790
Virginia (1.4%)
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	7,742
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	5,905
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,511
Commonwealth of Virginia GO	5.000%	6/1/27	180	191
Fairfax County VA GO	5.000%	10/1/23	1,080	1,098
Fairfax County VA GO	4.000%	10/1/27	2,510	2,657
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	519
Fairfax County VA Sewer Revenue	4.000%	7/15/51	5,000	5,024
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	137
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	15,000	15,012
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	919
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	25,000	27,026
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	1,945	2,093
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	839
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,000	3,482
Henrico County VA GO	5.000%	7/15/23	890	901
Loudoun County VA GO	2.000%	12/1/34	1,000	851
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,692
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,804
Richmond VA GO	3.375%	3/1/41	1,450	1,402
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	151
Richmond VA Public Utility Water Revenue	5.000%	1/15/31	3,180	3,430
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	151
Richmond VA Public Utility Water Revenue	5.000%	1/15/33	3,720	4,003

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,387
University of Virginia College & University Revenue	5.000%	4/1/42	7,860	8,479
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,526
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,692
University of Virginia College & University Revenue	4.000%	8/1/48	10,000	10,060
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,551
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	5,000	5,030
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,446
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	160	169
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	157
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	320	355
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,362
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,409
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	5,750	6,533
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,486
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	210	243
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,758
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,330	8,871
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	5,790	6,325
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,876
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,861
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,769
Virginia College Building Authority Appropriations Revenue	5.250%	2/1/41	11,265	13,185
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	4,780	5,258
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	294
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,057
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	4,610	4,854
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	416
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,237
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	3,904
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,522

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/24	23,335	23,948
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	13,555	14,280
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	7,973
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	4,400	4,589
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,855
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	252
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,551
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,827
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,666
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	451
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	7,975	8,982
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	715
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,678
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	285
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	260
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	3,100	3,318
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	1,835	1,861
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,538
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	22,995	25,527
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,563
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	1,265	1,372
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,177
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	417
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,240
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,000	1,057
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,356
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	190
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	4,062
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	1,290	1,379
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,489

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,431
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,400	1,492
Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	5,950	6,244
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	1,954
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,378
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	2,270	2,420
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,762
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,627
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	335
				395,118
Washington (3.0%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,561
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,041
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,310
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,836
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,856
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,408
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	585	629
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,677
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	172
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	34,510	37,087
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	5,030
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,349
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,015	2,456
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,926
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	16,475
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,848
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,073
Energy Northwest Nuclear Revenue	5.000%	7/1/23	1,165	1,177
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	910
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,695	2,946
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,220
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	39,660	43,313
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	743
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,206
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,793
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,279
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	299
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	141
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	12,215	13,797
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,000	3,394
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	887
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,689
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,284
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,563
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	895	1,002
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,482
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,000	5,729
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	12,875	14,596
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	253
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	2,965	3,157
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	6,015	6,408
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	7,055	7,511
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	218
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	3,678
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,124
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,757
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	214
	King County WA GO	4.000%	7/1/30	5,740	6,144
	King County WA GO	5.000%	1/1/32	2,910	3,512
	King County WA Sewer Revenue	4.000%	7/1/33	415	433
[1]	King County WA Sewer Revenue	5.000%	1/1/47	25,160	25,663
	King County WA Sewer Revenue PUT	0.625%	1/1/24	10,000	9,733
	King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	19,270
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	8,000	8,086
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	8,000
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	8,005	8,410
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,619
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,262
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	3,067

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	8,318
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	722
Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,388
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	801
Seattle WA GO	4.000%	10/1/27	1,230	1,234
Seattle WA GO	4.000%	12/1/27	1,430	1,438
Seattle WA GO	4.000%	12/1/39	5,510	5,664
Seattle WA GO	4.000%	12/1/40	5,725	5,857
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,158
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,405
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,195
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	498
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/52	5,000	5,550
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	2,675	2,816
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,122
Spokane WA GO	4.000%	12/1/31	1,475	1,595
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,410
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	31,415	31,439
University of Washington College & University Revenue	4.000%	12/1/41	5,015	5,058
University of Washington College & University Revenue	3.125%	7/1/42	1,245	1,086
University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,069
Washington GO	5.000%	7/1/23	585	591
Washington GO	5.000%	7/1/23	1,510	1,526
Washington GO	5.000%	7/1/23	410	414
Washington GO	5.000%	7/1/23	695	702
Washington GO	5.000%	7/1/23	2,840	2,870
Washington GO	5.000%	8/1/23	855	866
Washington GO	5.000%	7/1/24	805	834
Washington GO	5.000%	7/1/24	525	544
Washington GO	5.000%	7/1/24	145	150
Washington GO	5.000%	7/1/24	15,665	16,238
Washington GO	5.000%	8/1/24	785	815
Washington GO	5.000%	7/1/25	445	450
Washington GO	5.000%	7/1/25	295	310
Washington GO	5.000%	7/1/25	355	378
Washington GO	5.000%	7/1/25	1,035	1,103
Washington GO	5.000%	7/1/25	2,200	2,282
Washington GO	5.000%	8/1/25	295	315
Washington GO	5.000%	8/1/25	1,000	1,068
Washington GO	4.000%	7/1/26	2,735	2,805
Washington GO	4.000%	7/1/26	27,610	29,325
Washington GO	5.000%	7/1/26	330	356
Washington GO	5.000%	7/1/26	7,655	8,368
Washington GO	5.000%	7/1/27	3,385	3,562
Washington GO	5.000%	8/1/27	5,370	6,026

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	2/1/28	2,000	2,270
Washington GO	4.000%	7/1/28	2,000	2,190
Washington GO	5.000%	7/1/28	350	368
Washington GO	5.000%	7/1/28	125	132
Washington GO	5.000%	7/1/28	810	873
Washington GO	5.000%	7/1/28	5,330	5,610
Washington GO	5.000%	8/1/28	100	112
Washington GO	5.000%	8/1/28	1,000	1,120
Washington GO	5.000%	8/1/28	4,290	4,693
Washington GO	4.000%	7/1/29	20,000	22,145
Washington GO	5.000%	7/1/29	390	410
Washington GO	5.000%	7/1/29	65	70
Washington GO	5.000%	7/1/29	1,275	1,341
Washington GO	5.000%	8/1/29	10,500	11,468
Washington GO	4.000%	7/1/30	2,250	2,516
Washington GO	5.000%	7/1/30	13,820	14,522
Washington GO	5.000%	7/1/30	205	221
Washington GO	5.000%	7/1/30	2,665	2,800
Washington GO	5.000%	8/1/30	75	76
Washington GO	5.000%	8/1/30	2,310	2,522
Washington GO	4.000%	7/1/31	23,685	24,424
Washington GO	5.000%	7/1/31	2,530	2,656
Washington GO	5.000%	7/1/31	2,000	2,099
Washington GO	5.000%	8/1/31	975	988
Washington GO	5.000%	8/1/31	1,450	1,620
Washington GO	5.000%	8/1/31	2,810	3,066
Washington GO	5.000%	7/1/32	5,955	6,247
Washington GO	5.000%	7/1/32	5,425	5,835
Washington GO	5.000%	7/1/32	1,700	1,783
Washington GO	5.000%	8/1/32	10,000	10,134
Washington GO	5.000%	8/1/32	2,065	2,196
Washington GO	5.000%	8/1/32	2,625	2,929
Washington GO	5.000%	8/1/32	5,000	5,579
Washington GO	5.000%	7/1/33	400	419
Washington GO	5.000%	7/1/33	1,870	2,009
Washington GO	5.000%	8/1/33	620	628
Washington GO	5.000%	8/1/33	745	791
Washington GO	5.000%	8/1/33	875	972
Washington GO	5.000%	8/1/34	235	238
Washington GO	5.000%	8/1/34	15	16
Washington GO	5.000%	8/1/34	215	228
Washington GO	5.000%	8/1/34	1,420	1,696
Washington GO	5.000%	8/1/35	500	550
Washington GO	5.000%	8/1/36	1,410	1,485
Washington GO	5.000%	8/1/37	8,575	9,013
Washington GO	5.000%	8/1/37	560	601
Washington GO	5.000%	8/1/37	5,000	5,613
Washington GO	5.000%	2/1/38	1,050	1,072
Washington GO	5.000%	6/1/38	2,020	2,292
Washington GO	5.000%	8/1/38	17,105	17,288
Washington GO	5.000%	8/1/38	1,500	1,706
Washington GO	5.000%	2/1/39	5,350	5,760
Washington GO	5.000%	2/1/39	2,085	2,401
Washington GO	5.000%	6/1/39	1,100	1,243
Washington GO	5.000%	8/1/39	3,175	3,329
Washington GO	5.000%	8/1/39	560	599
Washington GO	5.000%	8/1/39	1,225	1,388
Washington GO	5.000%	2/1/40	1,805	2,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	6/1/40	8,275	9,312
	Washington GO	5.000%	8/1/40	675	707
	Washington GO	5.000%	8/1/40	3,105	3,251
	Washington GO	5.000%	8/1/40	1,265	1,427
	Washington GO	5.000%	8/1/40	2,000	2,278
	Washington GO	5.000%	8/1/40	3,590	4,139
	Washington GO	5.000%	2/1/41	6,095	6,948
	Washington GO	5.000%	6/1/41	2,685	3,008
	Washington GO	5.000%	8/1/41	2,490	2,822
	Washington GO	5.000%	2/1/42	500	541
	Washington GO	5.000%	2/1/42	7,000	7,778
	Washington GO	5.000%	2/1/42	1,500	1,603
	Washington GO	5.000%	8/1/42	11,015	12,316
	Washington GO	4.000%	2/1/43	17,400	17,402
	Washington GO	5.000%	8/1/43	1,025	1,115
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	101
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,753
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	818
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	2,648
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,465
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/58	920	678
	Washington State University College & University Revenue	5.000%	4/1/40	165	171
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	390
					815,288
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,205	1,213
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,675	2,860
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	5,265	5,267
					9,340
Wisconsin (0.9%)
	Green Bay Area Public School District GO	5.000%	4/1/24	12,320	12,687
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	943
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/33	6,000	6,403
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	961
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	15,410	16,166
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	33,370	34,838
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,668
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,151
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,518
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,674
	West De Pere School District GO	3.000%	4/1/32	2,885	2,912
	Wisconsin Appropriations Revenue	5.000%	5/1/27	14,560	16,216
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	268
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	800
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	617
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,195
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	49
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,372
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	580
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	100	112
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	116
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,270
	Wisconsin GO	5.000%	11/1/23	1,515	1,545
	Wisconsin GO	5.000%	5/1/24	2,685	2,702
	Wisconsin GO	5.000%	5/1/24	1,120	1,127
	Wisconsin GO	5.000%	5/1/24	1,000	1,033
	Wisconsin GO	5.000%	11/1/24	535	560
	Wisconsin GO	5.000%	5/1/25	8,610	9,008
	Wisconsin GO	5.000%	11/1/25	140	149
	Wisconsin GO	5.000%	5/1/26	90	94
	Wisconsin GO	5.000%	11/1/26	70	77
	Wisconsin GO	5.000%	11/1/27	1,975	2,206
	Wisconsin GO	5.000%	5/1/28	5,450	5,705
	Wisconsin GO	5.000%	11/1/28	5,075	5,535
	Wisconsin GO	5.000%	11/1/28	220	246
	Wisconsin GO	5.000%	11/1/28	2,135	2,383
	Wisconsin GO	5.000%	11/1/29	1,345	1,466
	Wisconsin GO	5.000%	11/1/29	3,550	3,958
	Wisconsin GO	5.000%	5/1/30	6,000	7,146
	Wisconsin GO	5.000%	5/1/31	5,000	6,063
	Wisconsin GO	5.000%	11/1/31	11,150	12,409
	Wisconsin GO	5.000%	5/1/32	4,420	5,109
	Wisconsin GO	5.000%	11/1/32	3,750	4,153
	Wisconsin GO	5.000%	5/1/34	3,480	3,666
	Wisconsin GO	5.000%	5/1/38	17,880	18,720
	Wisconsin GO	4.000%	5/1/39	2,350	2,406
	Wisconsin GO, Prere.	5.000%	5/1/23	620	624
	Wisconsin GO, Prere.	5.000%	5/1/23	200	201
	Wisconsin GO, Prere.	5.000%	5/1/24	23,880	24,656
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	443
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	675
					235,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wyoming (0.1%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	15,765	15,771
Total Tax-Exempt Municipal Bonds (Cost $27,625,472)					27,394,541
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[15]	Vanguard Municipal Cash Management Fund (Cost $131,063)	1.393%		1,310,543	131,067
Total Investments (99.7%) (Cost $27,756,535)					27,525,608
Other Assets and Liabilities—Net (0.3%)					76,507
Net Assets (100%)					27,602,115
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $23,389,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	27,394,541	—	27,394,541
Temporary Cash Investments	131,067	—	—	131,067
Total	131,067	27,394,541	—	27,525,608